THORNBURG LIMITED TERM MUNICIPAL FUND-
                            NATIONAL PORTFOLIO  CLASS SHARES



                              Thornburg                      Thornburg
                       Limited Term Municipal           Limited Term Municipal
                            Fund-National                  Fund-National
                               A Shares                      C Shares
 SEC Yield                      3.70%                         3.34%
 Taxable Equiv. Yields          6.13%                         5.53%
 NAV                           $13.55                       $13.57
 Max. Offering Price           $13.90                       $13.57


1 Year Ending                  2.87%                         5.04%
3 Year Ending                  5.55%                         5.95%
5 Years Ending                 4.74%                          NA
10 Years Ending                6.21%                          NA
Since Inception               6.93%                          4.88%
Inception Date               (9/28/84)                     (9/1/94)



      Taxable equivalent yields assume a 39.6% marginal federal tax rate. Net investment income of the National Portfolio will be subject to applicable state and local taxes.

  The data quoted represent past performance, and the investment return and principal value of an investment in the fund will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

The total return data shown above reflects the deduction of the maximum sales charge of the Class A Shares of 2.50%.

l e t t e r  t o  s h a r e h o l d e r s

119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501 (505) 984-0200



Dear Fellow Shareholder:

I am pleased to present the Semi-Annual Report for the National Portfolio of Thornburg Limited Term Municipal Fund for the 6 months ending December 31, 1997. The net asset value of the A shares increased 11 cents per share to $13.55 during the year. If you were with us for the entire period, you received dividends of 30.7 cents per share. If you reinvested your dividends, you received 31 cents per share. Investors who owned C Shares received dividends of
27.9 and 28.1 cents per share, respectively.

Your Limited Term Municipal Fund portfolio currently holds over 500 municipal obligations from 48 states and 3 U.S. Territories. Approximately 86% of the bonds are rated A or better by one of the major rating agencies. As you know, we "ladder" the maturities of the bonds in your portfolio so that some bonds are scheduled to mature at par during each of the coming years. Today, your fund's weighted average maturity is approximately 3.6 years, and we always keep it below 5 years. Percentages of the portfolio maturing in the coming years are summarized below: .

      % of portfolio maturing within            Cumulative % maturing by end of
                        1 year = 11%                    year 1 = 11%
                  1 to 2 years = 14%                    year 2 = 25%
                  2 to 3 years = 18%                    year 3 = 43%
                  3 to 4 years = 16%                    year 4 = 59%
                  4 to 5 years = 14%                    year 5 = 73%
                   5 to 6 years = 9%                    year 6 = 82%
                   6 to 7 years = 6%                    year 7 = 88%
                   7 to 8 years = 5%                    year 8 = 93%
                   8 to 9 years = 5%                    year 9 = 98%
                  9 to 10 years = 2%                   year 10 = 100%

Over the last year your average portfolio maturity has been stable. The passage of time shortened the maturities of the bonds we owned at the beginning of the year. We directed portfolio cash flow and new money into the middle maturity range of your bond ladder. Today we are managing the portfolio to keep the average maturity approximately where it is. We will stick with this approach if interest rates remain stable or decrease. If bond yields increase, we will likely extend the average portfolio maturity slightly. This would permit us to increase our dividend yields if higher yields are available.

For the past 3 years Americans have been net sellers of municipal and government bonds. Investment dollars have flowed instead to equities, money market investments, and overseas opportunities. A combination of sharp volatility in equity markets worldwide and deflationary winds blowing from Asia may be rekindling the appetite of U.S. investors for bond investing. If the Federal Reserve cuts short term interest rates this year, some of the money now flowing into money market funds may begin to move to intermediate and longer maturity bonds. Assets of these money market funds now total over $1.1 trillion!





















We are all subject to more discussion than is necessary or productive about the U.S. economy and Alan Greenspan. Leaving aside the month to month microanalysis of each economic statistic, I believe any observer must be impressed by the fundamental strength of the broad U.S. economy. More people than ever before are working. Wages are firm. Tax receipts are off the charts! There will always be dislocations here and there, but for the most part Americans are very, very busy. The strong economy has been good for municipal America. In its recent annual survey of city fiscal conditions, the National League of Cities reported that two-thirds of U.S. cities say they are better able to meet their financial needs this year than last. Also, cities continued to increase their financial reserves for the fifth consecutive year. Most states report similar favorable news, and both operating and capital budget spending levels are increasing. There is one possible cloud: as Washington hands increasing responsibility for implementing mandated programs to state and local governments, a few entities may have significant problems managing through the transition.

Over the years, our practice of laddering a diversified portfolio of short and intermediate maturity bonds has allowed your fund to consistently perform well in varying interest rate environments. Your fund has earned Morningstar's coveted 5 star overall rating for risk adjusted performance for 124 consecutive months. I would like to attribute this to capable execution of a sensible investment strategy over time. Thank you for investing in Thornburg Limited Term Municipal Fund.

Sincerely,



Brian J. McMahon
Portfolio Manager






Morningstar propriety rating reflects historical risk adjusted performance as of 12/31/97. Ratings are subject to change every month. Funds with at least three years of performance history are assigned ratings from one star (lowest) to five star (highest). Morningstar ratings are calculated from the funds' three-, five-, and ten year average annual returns and a risk factor that reflects fund performance relative to three month Treasury bill returns. 10% of the funds in an investment category receive five stars, 22.5% receive four stars. Thornburg Limited Term Municipal Fund is ranked 4-stars for the 3 year period, 5-stars for the 5 year period, and 5-stars for the 10 year period ending 12/31/97. There were 1494 bond funds with 3-year ratings, 720 bond funds with 5-year ratings and 337 with 10-year ratings in Morningstar's Municipal Short category.


s t a t e m e n t  o f  a s s e t s  a n d  l i a b i l i t i e s

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio
December 31, 1997
(unaudited)

ASSETS

Investments, at value (cost $904,947,865)               $ 939,468,720
Cash                                                          999,741
Receivable for fund shares sold                               675,337
Interest receivable                                        15,825,619
Prepaid expenses and other assets                              55,432

TOTAL ASSETS                                              957,024,849

LIABILITIES

Payable for securities purchased                           33,088,717
Dividends payable                                           1,204,634
Payable for fund shares redeemed                              788,688
Accounts payable investment adviser (Note 4)                  456,283
Accounts payable and accrued expenses                         476,011

TOTAL LIABILITIES                                          36,014,333

NET ASSETS                                              $ 921,010,516

NET ASSET VALUE:

Class A Shares:
Net asset value and redemption price per share
($858,175,296 applicable to 63,333,551 shares of beneficial
 interest outstanding - Note 5)                               $13.55

Maximum sales charge, 2.50% of offering
price (2.57% of net asset value per share)                       .35

Maximum Offering Price Per Share                              $13.90
Class C Shares:

Net asset value and offering price per share*
($19,743,335 applicable to 1,454,585 shares of beneficial
 interest outstanding - Note 5)                               $13.57

Class I Shares:
Net asset value, offering and redemption price per share
($43,091,885 applicable to 3,179,650 shares of beneficial
 interest outstanding - Note 5)                               $13.55

*  Redemption  price per share is equal to net asset  value less any  applicable
   contingent   deferred  sales  charge.   See  notes  to  unaudited   financial
   statements.

s t a t e m e n t  o f  o p e r a t i o n s

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio
Six Months Ended December 31, 1997
(unaudited)

INVESTMENT INCOME
Interest income (net of premium amortized                 $25,345,766
of $1,773,905)


EXPENSES
Investment advisory fees (Note 4)                           2,105,296
Administration Fees (Note 4)
Class A Shares                                                541,250
Class C Shares                                                 12,426
Class I Shares                                                 10,185
Distribution and service fees (Note 4):
Class A Shares                                              1,082,499
Class C Shares                                                 98,610
Transfer agent fees                                           273,857
Custodian fees                                                178,045
Registration and filing fees                                   57,469
Accounting fees                                                49,200
Professional fees                                              43,075
Other expenses                                                 51,355

TOTAL EXPENSES                                              4,503,267
Less:
Expenses reimbursed by investment adviser (Note 4)            (58,926)

NET EXPENSES                                                4,444,341

NET INVESTMENT INCOME                                      20,901,425


REALIZED AND UNREALIZED
GAIN ON INVESTMENTS - NOTE 6
Net realized gain on investments sold                          80,607
Increase in unrealized appreciation of investments          8,550,722
NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS                                         8,631,329

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                           $29,532,754

See notes to unaudited financial statements.

s t a t e m e n t s  o f  c h a n g e s  i n  n e t  a s s e t s

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio
(unaudited)

                                         Six Months Ended         Year Ended
                                       December  31, 1997      June   30, 1997
INCREASE (DECREASE) IN
NET ASSETS FROM:

OPERATIONS:

Net investment income                     $20,901,425            $42,541,545
Net realized gain on investments sold          80,607                539,071
Increase in unrealized
     appreciation of investments            8,550,722              5,502,227

            NET INCREASE  IN NET ASSETS
            RESULTING FROM OPERATIONS      29,532,754             48,582,843

DIVIDENDS TO SHAREHOLDERS:
From net investment income
 Class A Shares                           (19,502,832)           (40,902,258)
 Class C Shares                              (406,663)              (778,574)
 Class I Shares                              (991,930)              (860,713)

FUND SHARE TRANSACTIONS-- (Note 5)
 Class A Shares                            12,465,536            (86,054,790)
 Class C Shares                                85,107              3,430,304
 Class I Shares                             6,985,926             35,647,049

NET  INCREASE (DECREASE) IN NET ASSETS     28,167,898            (40,936,139)
NET ASSETS:
            Beginning of period           892,842,618            933,778,757

            End of period                $921,010,516           $892,842,618

See notes to unaudited financial statements.

n o t e s  t o  f i n a n c i a l  s t a t e m e n t s

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio

Note 1 - ORGANIZATION

Thornburg Limited Term Municipal Fund, Inc. (the "Fund") was incorporated in Maryland on February 14, 1984. The Fund was reorganized in 1986 as a series investment company with separate investment portfolios. The current portfolios are as follows: National Portfolio (the "Portfolio") and California Portfolio. The Fund is an open-end diversified management investment company, registered under the Investment Company Act of 1940, as amended. The primary investment objective of the Fund is to obtain as high a level of current income exempt from federal income tax as is consistent with preservation of capital.

The Portfolio currently offers three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of the Portfolio represents an interest in the same portfolio of investments, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear both a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, the Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Portfolio are limited to distribution fees, administrative fees, and certain transfer agent expenses.


Note 2 - SIGNIFICANT ACCOUNTING POLICIES Significant accounting policies of the Fund are as follows:

Valuation of Investments: In determining the net asset value of the Portfolio, the Fund utilizes an independent pricing service approved by the Board of Directors. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Portfolio are reviewed by the officers of the Fund under the general supervision of the Board of Directors. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore, no provision for Federal income tax is required. Dividends paid by the Portfolio for the six months ended December 31, 1997 represent exempt interest dividends which are excludable by shareholders from gross income for Federal income tax purposes.

When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with the investment objectives of the Portfolio and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security for the Portfolio, on a when-issued basis, the Portfolio will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Portfolio of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Portfolio's records on the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.

Dividends: Net investment income of the Portfolio is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Portfolio at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized to call dates or maturity dates of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Note 3 - MERGER OF MACKENZIE NATIONAL MUNICIPAL FUND

On September 4, 1997, the Fund acquired all of the net assets of the MacKenzie Limited Term National Municipal Fund ("MacKenzie") pursuant to a plan of reorganization approved by MacKenzie's shareholders. The merger was accomplished by a tax free exchange of Class A shares of the Portfolio (valued at $51,645,133) for the net assets of MacKenzie which aggregated $51,645,133, including $1,028,723 of unrealized appreciation. The combined net assets of the Portfolio immediately after merger were $936,759,616.


Note 4 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement, Thornburg Management Company, Inc. (the "Adviser") serves as the investment adviser and performs services for which the fees are payable at the end of each month. For the six months ending December 31, 1997, these fees were payable at annual rates ranging from 1/2 of 1% to 9/40 of 1% of the average daily net assets of the Portfolio. The Fund also has an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of the Portfolio's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares. For the six months ended December 31, 1997, the Adviser voluntarily reimbursed certain operating expenses amounting to $58,926.

The Fund has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of Portfolio shares. For the six months ended December 31, 1997, the Distributor earned commissions aggregating $48,638 from the sale of Class A shares, and collected contingent deferred sales charges aggregating $1,552 from redemptions of Class C shares of the Portfolio.

Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Adviser amounts not to exceed .25 of 1% per annum of the average net assets attributable to each class of shares of the Portfolio for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of the Portfolio's shares.

The Fund has also adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Portfolio's Class C shares under which the Fund compensates the Distributor for services in promoting the sale of Class C shares of the Portfolio at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Portfolio under their respective service and distribution plans and fees waived by the Distributor for the six months ended December 31, 1997, are set forth in the statement of operations.

Certain officers and directors of the Fund are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated trustees is borne by the Fund.

Note 5 - SHARES OF BENEFICIAL INTEREST

At December 31, 1997 there were an unlimited number of shares of beneficial interest authorized, and capital paid in aggregated $891,649,872. Transactions in shares of beneficial interest were as follows:

                               Six Months Ended           Year Ended
                               December 31, 1997         June 30, 1997

Class A Shares                 Shares      Amount        Shares     Amount
Shares sold                  5,851,954 $ 79,108,162    8,168,627 $109,492,186
Shares issued to shareholders
in reinvestment of
distributions                  942,122   12,740,369    2,018,378   27,066,503
Shares issued in merger      3,834,086   50,616,411
Shares repurchased          (9,621,958)(129,999,406) (16,605,536)(222,613,479)

Net Increase (Decrease)      1,006,204 $ 12,465,536   (6,418,531)($86,054,790)

Class C Shares
Shares sold                    247,880 $  3,332,069      783,570 $ 10,526,674
Shares issued to shareholders
in reinvestment of
distributions                   24,094      326,302       48,023      645,052
Shares repurchased            (264,090)  (3,573,264)    (577,361)  (7,741,422)

Net Increase                     7,884 $     85,107      254,232 $  3,430,304

Class I Shares
Shares sold                    811,375 $ 10,917,029    2,915,809 $ 39,082,796
Shares issued to shareholders
in reinvestment of
distributions                   45,706      618,073       38,699      518,582
Shares repurchased            (336,887)  (4,549,176)    (295,052)  (3,954,329)

Net Increase                   520,194 $  6,985,926    2,659,456 $ 35,647,049



Note 6 - INVESTMENT SECURITY TRANSACTIONS

For the six months ended December 31, 1997, the Portfolio had purchase and sale transactions (excluding short-term securities) of $78,222,997 and $109,318,435 respectively.

At December 31, 1997, net unrealized appreciation of investmens was $34,520,855, resulting from $34,992,524 gross unrealized appreciation and $471,669 gross unrealized depreciation.

Accumulated net realized losses from security transactions included in net assets at December 31, 1997 aggregated $5,160,212.

For Federal income tax purposes, the Portfolio has realized capital loss carryforwards of $4,172,253 from prior fiscal years available to offset future realized capital gains. To the extent that such carryforwards are used, no capital gains distributions will be made. The carryforwards expire as follows:
June 30, 1999 - $97,131 June 30, 2002 - $807,085,  June 30, 2003 - $602,103, and
June 30, 2004 - $2,665,934.



Thornburg Limited Term Municipal Fund, Inc. -  National Portfolio

Per share operating performance
(for a share outstanding
throughout the period)

                                                    Six Months Ended                               Year Ended June 30,
                                                    December 31, 1997    1997        1996       1995       1994         1993

Class of Shares:                                            A               A        A           A            A             A

Net asset value, beginning of period                     $13.44          $13.35    $13.37      $13.27       $13.59       $13.09
Income from investment operations:
Net investment income                                      .31             .62       .63         .64          .63          .68
Net realized and unrealized
    gain (loss) on investments                             .11             .09      (.02)        .10         (.32)         .50
Total from investment operations                           .42             .71       .61         .74          .31         1.18
Less dividends from:
    Net investment income                                 (.31)           (.62)     (.63)       (.64)        (.63)        (.68)
Change   in  net   asset value                             .11             .09      (.02)        .10         (.32)         .50

Net asset value, end of period                           $13.55          $13.44    $13.35    $13.37         $13.27       $13.59
Total return (a)                                          3.13%           5.46%     4.60%       5.76%          2.25%        9.24%
Ratios/Supplemental Data Ratios to average net assets:
   Net investment income                                  4.50%           4.65%     4.66%       4.86%          4.60%        5.03%
   Expenses                                               .97%             .96%     .97%        .97%           .95%         1.01%
Portfolio turnover rate                                   8.51%          23.39%    20.60%      23.02%         15.63%       19.30%
Net assets
    at end of period (000)                              $858,175        $837,621   $917,831   $931,987     $1,030,293     $895,500


(a) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.


Thornburg Limited Term Municipal Fund, Inc. -  National Portfolio

Per share operating performance
(for a share outstanding
throughout the period)                                                                                           Period from
                                                              Six Months Ended            Year Ended            Sept. 1, 1994 (a)
                                                                December 31,               June 30,              to June 30,
                                                                  1997               1997              1996               1995

Class of Shares:                                                     C                C                   C                   C

Net asset value, beginning of period                              $13.46           $13.37              $13.40              $13.29
Income  from  investment
operations:
Net investment income                                               .28              .57                 .57                 .46
Net realized and unrealized
    gain (loss) on investments                                      .11              .09                (.03)                .11
Total from investment
operations                                                          .39              .66                 .54                 .57
Less dividends from:
    Net investment income                                          (.28)            (.57)               (.57)               (.46)
Change in net asset value                                           .11              .09                (.03)                .11

Net asset value, end of period                                    $13.57           $13.46              $13.37              $13.40

Total return (b)                                                   2.91%            5.02%               4.05%               4.25%

Ratios/Supplemental Data Ratios to average net assets:
   Net investment income                                         4.09%(c)           4.24%               4.22%             4.21%(c)
   Expenses, after expense reductions                            1.38%(c)           1.38%               1.41%             1.60%(c)
   Expenses, before expense reductions                           1.46%(c)           1.86%               1.63%             1.84%(c)

Portfolio turnover rate                                            11.90%          23.39%              20.60%              23.02%
Net assets
    at end of period (000)                                       $19,743         $19,475               $15,945             $6,469

(a) Commencement of sales of  Class C shares.
(b) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(c) Annualized.



Thornburg Limited Term Municipal Fund, Inc. -  National Portfolio

Per share operating performance
(for a share outstanding
throughout the period)
                                                                 Period From
                                          Six Months Ended    July 5, 1996 (a)
                                            December 31,         to June 30,
                                                1997                1997
                                                ----                ----

Class of Shares:                                  I                    I

Net asset value, beginning of period           $13.44                $13.27
Income  from  investment
operations:
Net investment income                             .33                   .66
Net realized and
unrealized
    gain on investments                           .11                   .17
Total from  investment
operations                                        .44                   .83
Less dividends from:
    Net investment income                        (.33)                 (.66)
 Change in net asset value                        .11                   .17
Net asset value, end of period                 $13.55                $13.44

Total return (b)                                3.31%                  6.42%

Ratios/Supplemental Data Ratios to average net assets:
    Net investment income                        4.87%(c)           5.01%(c)
    Expenses, after expense reductions            .60%(c)            .60%(c)
    Expenses, before expense reductions           .70%(c)            .79%(c)

Portfolio turnover rate                         11.90%               23.39%
Net assets
at end of period (000)                          $43,092             $35,746

(a) Commencement of sales of Class I shares.
(b) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(c) Annualized.

s c h e d u l e  o f   i n v e s t m e n t s

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio
December 31, 1997  CUSIPS:  Class A - 532-723-103, Class C - 532-723-509, Class I - 532-723-806
NASDAQ Symbols:  Class A - LTMFX, Class C -LTMCX, Class I - LTMIX

Principal                                                                                            Credit Rating+
Amount         Issuer-Description                                                                   Moody's/S&P          Value

 Alabama       (1.65%)
 1,675,000     Alabama A&M University Housing & General Fee Revenue Series 1992, 5.90%
               due 11/1/02 (Living & Learning Center Project; Insured: MBIA)                              Aaa/AAA $     1,802,836
 1,000,000     Alabama Water Pollution Control Authority Series 1991, 6.45% due 8/15/02
               (Insured: AMBAC)                                                                           Aaa/AAA       1,076,900
 2,500,000     Birmingham Special Care Facility Finance Authority Revenue Series 1990,
               7.625% due 12/1/10, put 12/1/00 (Methodist Homes for the Aging Project;
               LOC: South Trust Bank)                                                                       A1/NR       2,688,550
 1,550,000     Birmingham Jefferson Civic Center Authority Special Tax Series 1989, 7.20% due 1/1/01         A/A+       1,626,539
 1,320,000     Birmingham Jefferson Civic Center Authority Special Tax, 6.90% due 1/1/98                     A/A+       1,320,000
   400,000     Houston County Hospital Revenue Bonds, 6.375% due 1/1/02                                    Aaa/NR         424,188
 1,495,000     Houston County Hospital Board Revenue Refunding Series 1984, 7.625% due 4/1/07,
               pre-refunded 2/15/02 @ 100 (South East Alabama Medical Center Project; Insured: MBIA)      Aaa/AAA       1,621,043
 1,000,000     Huntsville Healthcare Authority Revenue Bonds, 5.50% due 6/1/08(Insured: MBIA)             Aaa/AAA       1,075,150
 1,000,000     Mobile Water & Sewer Revenue Bonds, 7.10% due 1/1/99                                          A/A+       1,026,560
 1,695,000     Montgomery County Revenue Warrants Series 1992, 6.625% due 4/1/02                             NR/A       1,851,398
   965,000     Morgan County-Decatur Healthcare Revenue, 5.40% due 3/1/00
               (Decatur General Hospital Project; Insured: Connie Lee)                                     NR/AAA         991,644
Alaska           (1.31%)
 2,500,000     North Slope Borough G.O. Refunding Series 1992-A, 5.80% due 6/30/02 (Insured: MBIA)        Aaa/AAA       2,667,750
11,000,000     North Slope Borough G.O. Capital Appreciation Series B, 0% due 1/1/01 (Insured: MBIA)      Aaa/AAA       9,673,400
Arizona           (3.11%)
 5,250,000     Arizona Educational Loan Marketing Corporation Revenue, 6.40% due 3/1/98                    Aa2/NR       5,271,788
 1,250,000     Arizona Educational Loan Marketing Corporation Revenue, Series 1992-A, 6.70% due 3/1/00       A/NR       1,303,700
 1,600,000     Arizona State Certificate of Participation Series 1994-A, 5.45% due 5/1/98 (Insured: AMBAC)Aaa/AAA       1,608,832
 2,320,000     Arizona Municipal Finance Program Certificate of Participation Series 15, 8.65% due 8/1/04
               (Flagstaff Project; Insured: BIG)                                                          Aaa/AAA       2,898,306
 1,000,000     Maricopa Cnty Certificate of Participation, 5.625% due 6/1/00                            Baa1/BBB+       1,023,150
 1,255,000     Maricopa Hospital District General Obligation Series A, 5.00% due 6/1/98 (Insured: FGIC)   Aaa/AAA       1,261,752
 1,550,000     Maricopa County School District # 8 Series 1992, 0% due 7/1/99
               (Osborn Elementary School District Project)                                                   A1/A       1,459,961
   500,000     Maricopa County School District # 40 - Glendale General Obligation, 5.60% due 7/1/03        Baa1/A         534,565
   750,000     Maricopa County School District # 40 - Glendale General Obligation, 0% due 1/1/01           Baa1/A         660,518
   500,000     Maricopa County School District # 40 - Glendale General Obligation, 0% due 7/1/00           Baa1/A         450,320
 3,800,000     Maricopa School District # 41 - Gilbert General Obligation, 0% due 7/1/01 (Insured: FGIC   Aaa/AAA       3,287,760
 1,000,000     Maricopa County Unified School District # 48 - Scottsdale General Obligation,
               7.75% due 7/1/03                                                                            Aa2/AA       1,174,070
 2,000,000     Maricopa County Unified School District # 41 Refunding, 0% due 7/1/97 (Insured: FGIC)      Aaa/AAA       1,730,400
 1,390,000     Maricopa County Unified School District # 97, 0% due 7/1/98 (Insured: FGIC)                Aaa/AAA       1,364,216
   710,000     Mohave County Certificate of Participation, 4.90% due 7/1/98                                NR/BBB         711,669
   730,000     Mohave County Certificate of Participation, 5.10% due 7/1/99                                NR/BBB         734,709
 2,000,000     Pima County/Tucson Unified School District # 1 School Improvement Series 1992-D,
               5.50% due 7/1/02 (Insured: FGIC)                                                           Aaa/AAA       2,115,680
   175,000     South Tucson Municipal Property Corporation Series 1990, 8.20% due 6/1/99                    NR/BB         179,898
   175,000     South Tucson Municipal Property Corporation Series 1990, 8.25% due 6/1/00                    NR/BB         183,962
 1,200,000     Tucson Water System Revenue Refunding Series 1992, 5.80% due 7/1/99                          A1/A+       1,232,736
 Arkansas           (0.09%)
 1,000,000     Arkansas State General Obligation College Savings, 0% due 6/1/02                             Aa/AA         825,480
 California          (14.48%)
 2,145,000     Antelope Valley Hospital Hospital Revenue Bond, 5.50% due 1/1/07                           Aaa/AAA       2,310,530
 3,000,000     California Housing Financing Agency Revenue, 5.05% due 8/1/06                              Aaa/AAA       3,042,510
 1,000,000     California Health Facilities Financing Authority Series A, 7.40% due 7/1/01
               (Episcopal Homes Project; Insured: California Mortgage Insurance)                             NR/A       1,036,330
   500,000     California Health Facilities Financing Authority, 7.80% due 7/1/06
               (Insured: California Mortgage)                                                               NR/A+         511,240
 7,440,000     California Health Facilities Financing Authority Series 1991-D, 6.50%
               pre-refunded 7/1/01 @ 102 (Catholic Health Care Project; Insured: AMBAC)                   Aaa/AAA       8,161,159
 1,125,000     California Public Capital Improvement Finance Authority Revenue Series
               1988-E, 8.25% due 3/1/98                                                                    Baa/NR       1,131,694
 2,000,000     California State General Obligation, 6.50% due 10/1/99                                        A1/A       2,088,360
   350,000     California State General Obligation, 9.25% due 3/1/05                                        A1/A+         455,319
   515,000     California Public Works Board Lease Revenue, 4.75% due 10/1/07                                A2/A         524,224
 1,055,000     California Statewide Communities Development Authority Insured Health
               Facilities Revenue Certificate of Participation Series 1992, 6.40% due 5/1/02
               (Eskaton Properties Inc. Phase II Project)                                                    NR/A       1,094,362
 1,100,000     California Statewide Communities Development Authority Certificate of
               Participation, 4.01% (inverse floater) due 1/1/02 (Motion Picture & Television
               Fund Project; Insured: AMBAC)                                                              Aaa/AAA       1,053,173
 1,000,000     Escondido Multifamily Housing Revenue Refunding Bonds Series 1997-A, 5.40% due 1/1/27,
               put 7/1/07 (Terrace Gardens Project; Collateralized: FNMA)                                  NR/AAA       1,049,240
   910,000     Fairfield-Suisun Sewer District Revenue Refunding Series A, 6.50% due 5/1/03
               (Insued: MBIA)                                                                             Aaa/AAA         990,844
 7,730,000     Glendale Hospital Revenue Series 1994, 7.625% due 1/1/05
               (Verdugo Hills Project; Surety Bond: Industrial Indemnity)                                   NR/A+       8,580,996
   500,000     Los Angeles Water and Power, 9.00% due 2/1/02                                               Aa3/A+         590,195
   500,000     Los Angeles Water and Power, 9.00% due 2/1/04                                               Aa3/A+         624,595
 5,710,000     Los Angeles Water and Power, 7.10% due 1/15/31, crossover refunded 1/15/01 @ 102             Aa/A+       6,288,651
 1,500,000     Los Angeles Unified School District Certificate of Participation, 6.20% due 6/1/01
               (Dr. Francisco Bravo Medical Project)                                                         A/A-       1,594,995
 1,400,000     Los Angeles Wastewater System Revenue, 6.80% pre-refunded 8/1/98 @ 102                       AAA/A       1,452,500
 1,485,000     Los Angeles County Health Facilities Authority Rev., 7.20% due 3/1/01,
               refunded 3/1/98 (Civic View Medical Center Project)                                          AAA/A       1,522,749
 1,050,000     Los Angeles County Certificate of Participation Series B, 5.50% due 7/1/98                   A1/A+       1,059,177
 1,000,000     Los Angeles Transit Finance Corporation Certificate of Participation
               Series 1992-B, 5.70% due 7/1/99                                                              A1/A+       1,025,830
 1,995,000     Los Angeles Transportation Commission Certificate of Participation, 5.90% due 7/1/00         A1/A+       2,083,857
 2,500,000     Los Angeles Transportation Commission Certificate of Participation, 6.00% due 7/1/01         A1/A+       2,655,100
 1,500,000     MSR Public Power Agency Series F, 5.45% due 7/1/01
               (San Juan Project; Insured: AMBAC)                                                         Aaa/AAA       1,573,380
   780,000     Morgan Hill Unified School District Certificate of Participation, 5.80% due 8/1/99           A1/NR         781,006
   265,000     New Haven Unified School District Certificate of Participation, 7.00% due 12/1/99            NR/A-         276,946
 2,500,000     Orange County Refunding Recovery, 5.10% due 6/1/02 (Insured: MBIA)                         Aaa/AAA       2,597,925
 3,000,000     Orange County Refunding Recovery, 5.20% due 6/1/03 (Insured: MBIA)                         Aaa/AAA       3,147,300
 7,600,000     Orange County Refunding Recovery, 6.50% due 6/1/04 (Insured: MBIA)                         Aaa/AAA       8,550,304
 5,200,000     Orange County Refunding Recovery, 6.50% due 6/1/05 (Insured: MBIA)                         Aaa/AAA       5,916,872
 1,000,000     Orange County Local Transportation Measure "M" Sales Tax Revenue, 5.50% due 2/15/01          Aa/AA       1,042,970
 8,300,000     Orange County Local Transportation Authority Sales Tax Revenue, 2.60%
               (inverse floater) due 2/15/99 (Insured: FGIC)                                              Aaa/AAA       8,218,494
13,000,000     Orange County Recovery Certificate of Participation Series A, 5.50% due 7/1/02 (Insured:   Aaa/AAA      13,730,080
 2,000,000     Orange County Special Financing Authority Teeter Plan Revenue Series E, 6.15%
               due 11/1/14, put 11/1/99 (LOC: Industrial Bank of Japan)                                     A1/A+       2,056,940
 5,000,000     Orange County Special Financing Authority Teeter Plan Revenue Series E, 6.35%
               due 11/1/14, put 11/1/01 (LOC: Industrial Bank of Japan)                                     A1/A+       5,285,950
 1,875,000     Oxnard Harbor District Revenue Refunding, 6.60% due 8/1/00 (Insured: Capital Guaranty)     Aaa/AAA       1,950,900
   500,000     Palomar Pomerado Health Systems Rev. Capital Appreciation, 0% due 11/1/03 (Insured: MBIA   Aaa/AAA         391,675
   500,000     Pomona Public Financing Authority Rev. Series P, 5.625% due 10/1/03                        NR/BBB+         532,610
   435,000     Pomona USD General Refund Bonds Series 1997-A, 5.10% due 8/1/00                            Aaa/AAA         447,371
 2,805,000     Redwood City Multifamily Housing Revenue Series 1985-B, 5.20% due 10/1/08,
               put 10/1/00 (Redwood Shores Apartment Project; LOC: Continental Casualty)                    NR/A+       2,837,959
   750,000     Redwood City Public Financing Authority Local Agency Rev. Series B,
               7.10% due 7/15/01 (Escrowed to Maturity)                                                     NR/A-         824,183
 1,180,000     San Francisco Airport Improvement Corporation Lease Revenue Bond, 7.875% due 7/1/99
               (United Airlines Project) (Escrowed to Maturity)                                           Aaa/AAA       1,220,616
 1,000,000     San Francisco Port Community Rev., 9.00% due 7/1/03                                         A/BBB+       1,222,010
 2,100,000     San Joaquin County Certificate of Participation, 5.50% due 9/1/99
               (General Hospital Project)                                                                    A/A-       2,141,328
 2,000,000     San Marcos PFA Tax Allocation Series 1992-A, 5.60% due 1/1/01
               (Insured: Capital Guaranty) (Escrowed to Maturity)                                         Aaa/AAA       2,093,200
   500,000     Santa Clara Certificates of Participation Series A, 7.75% due 2/1/02 (Insured: MBIA)       Aaa/AAA         569,060
 4,180,000     Santa Margarita / Dana Point Authority Revenue Improvement District Series A,
               9.50% due 8/1/03 (Insured: MBIA)                                                           Aaa/AAA       5,267,427
 5,720,000     Simi Valley Community Development Agency Certificate of Participation,
               6.05% due 10/1/18, mandatory put 10/1/99
               (Simi Valley Business Center Project; Insured: New England Mutual Life)                     NR/AA-       5,856,479
 1,000,000     Sonoma County Certificate of Participation Public Works Improvement Program,
               5.875% due 8/1/04 (Integrated Waste Project)                                                 NR/A+       1,040,010
   750,000     Southern California Public Power Authority Rev., 6.75% due 7/1/01 (Power Project)              A/A         811,448
 2,000,000     Southgate Recreation & Park District Certificate of Participation, 5.15% due 10/1/21,
               put 10/1/01 (Wildhawk Golf Club Project; LOC: U.S. Bank of California)                       NR/A+       2,081,360
 1,000,000     University of California Certificates of Participation, 10.00% due 11/1/03
               (UCLA Center Chiller / Cogen Project)                                                       Aa3/NR       1,293,010
   510,000     University of California Revenue Series A, 11.00% due 9/1/99                                 NR/A-         566,126
   780,000     University of California Revenue Series A, 6.30% due 9/1/00                                  NR/A-         822,877
Colorado           (4.19%)
   500,000     Arvada Limited Sales & Use Tax Series 1991, 6.50% due 6/1/01 (Escrowed to Maturity)        Aaa*/NR         536,720
 2,355,000     Boulder Urban Renewal Authority Tax Increment Refunding Series 1992, 5.90%
               due 3/1/01 (Insured: MBIA)                                                                 Aaa/AAA       2,469,453
 1,465,000     Boulder Urban Renewal Authority Tax Increment Refunding Series 1992, 6.00%
               due 3/1/02 (Insured: MBIA)                                                                 Aaa/AAA       1,535,774
    10,000     Boulder County Single Family Revenue Series 1982-A, 10.00% due 5/1/98                       NR/AAA           9,322
   385,000     Boulder County Single Family Revenue Series 1982-A, 10.00% due 11/1/98                      NR/AAA         343,636
   390,000     Boulder County Single Family Revenue Series 1982-A, 10.00% due 11/1/99                      NR/AAA         333,251
   490,000     Castle Pines Metropolitan District General Obligation Refunding & Improvement,
               7.50% due 12/1/99 (Insured: FSA)                                                           Aaa/AAA         521,973
 2,000,000     Colorado Housing Finance Authority Capital Appreciation Series A, 0% due 11/1/01            Aa/AA+       1,621,100
 1,240,000     Colorado Student Loan Revenue Series 1992-B, 6.20% due 9/1/98                                 A/NR       1,258,588
   840,000     Colorado Student Loan Revenue Series 1992-B, 6.40% due 9/1/99                                 A/NR         870,114
 2,540,000     Colorado Student Loan Revenue Series 1992-B, 6.55% due 12/1/02                                A/NR       2,679,065
 2,435,000     Colorado Student Obligation Bond Authority Revenue Series 1992-F, 5.90% due 9/1/02            A/NR       2,551,831
 3,230,000     Colorado Student Obligation Bond Authority Revenue Series 1994-L, 5.90% due 9/1/00            A/NR       3,358,683
 1,080,000     Denver City & County Industrial Development Revenue, 7.40% due 3/1/03
               (University of Denver Project)                                                             NR/BBB+       1,169,435
 1,155,000     Denver City & County Industrial Development Revenue, 7.50% due 3/1/04
               (University of Denver Project)                                                             NR/BBB+       1,250,449
 1,185,000     Denver City & County Industrial Development Revenue, 7.60% due 3/1/05
               (University of Denver Project)                                                             NR/BBB+       1,309,804
 3,500,000     Denver City & County Industrial Development Revenue, 5.375% due 7/1/11, put 7/1/00
               (Translogic Corporation Project; LOC: Commerzbank)                                          NR/AA-       3,574,970
   360,000     Denver City & County Industrial Development Revenue Series 1985, 6.40% due 6/1/10,
               put 6/1/99 (4999 Ltd. Project; LOC: Central Bank National Association)                       NR/A+         373,738
 2,460,000     Denver School District #1 Certificate of Participation Series 1996, 5.50% due 12/15/02
               (Insured: AMBAC)                                                                           Aaa/AAA       2,605,066
   500,000     El Paso County School District General Obligation # 20 Series B, 8.25% due 12/15/04
               (LOC: State Aid Withholding)                                                                 A1/NR         614,120
 2,175,000     Highlands Ranch Metro District #2 General Obligation, 6.00% due 6/15/04 (Insured: FSA)     Aaa/AAA       2,391,869
   560,000     Highlands Ranch Metro District #1 Refunding, 5.25% due 9/1/03 (Insured: AMBAC)             Aaa/AAA         589,344
 2,000,000     Summit County Recreational Facilities Revenue, 5.80% due 4/1/17, put 10/1/98
               (Copper Mountain Project; LOC: Daiwa Bank)                                                  NR/BBB       2,010,080
 1,000,000     University of Colorado Certificate of Participation, 7.10% due 12/1/99, pre-refunded 12/   A2/AAA*       1,049,130
 2,725,000     Westminster Multifamily Housing Revenue series 1995, 5.95% due 9/1/15,
               put 9/1/06 (Semper Village Apartments; Insured AXA)                                          NR/AA       2,874,766
 1,350,000     Westminster Sales & Use Tax Revenue Refunding Series 1996, 5.50% due 12/1/01                 NR/AA       1,416,704
Connecticut          (2.19%)
 1,685,000     Bridgeport General Obligation, 6.00% due 3/1/05 (Insured: AMBAC)                           Aaa/AAA       1,858,538
 1,325,000     Bridgeport General Obligation, 6.00% due 3/1/06 (Insured: AMBAC)                           Aaa/AAA       1,472,579
 2,290,000     Bristol Resource Recovery Facility Solid Waste Revenue Refunding Series 1995, 5.40%
               due 7/1/98 (Ogden Martin of Bristol Project)                                                  A/NR       2,303,763
 1,045,000     Capitol Region Education Council, 6.375% due 10/15/05                                       NR/BBB       1,118,578
 1,000,000     Connecticut Housing Finance Authority Series 1988-B, 6.90% due 11/15/98                      Aa/AA       1,014,400
   700,000     Connecticut Resource Recovery Authority, 7.125% due 11/15/08 (Wallingford Project;
               LOC: National Westminister)                                                                 Aa2/AA         712,145
 5,000,000     Connecticut Unemployment Compensation Advance Fund Refunding Revenue Series 1996-A,
               5.50% due 5/15/01 (Insured: AMBAC)                                                         Aaa/AAA       5,231,750
 1,000,000     Connecticut Special Tax Obligation Revenue Series C, 7.40%
               due 10/1/04, pre-refunded 10/1/98                                                           NR/AAA       1,046,790
 5,540,000     Connecticut State Special Tax Obligation Series 1989-B, 0% due 7/1/99
               (Transportation Infrastructure Project; Insured: AMBAC)                                    Aaa/AAA       5,225,051
   500,000     New Haven General Obligation, 9.50% due 11/15/03                                          Baa1/BBB         621,575
Delaware           (0.17%)
 1,500,000     Delaware Solid Waste System Revenue, 6.00% due 7/1/03 (Insured: MBIA)                      Aaa/AAA       1,629,075
District of Columbia   (1.92%)
 1,000,000     District of Columbia General Obligation 1988 Series A, 7.65% due 12/1/03 (Insured: MBIA)   Aaa/AAA       1,054,040
 1,505,000     District of Columbia General Obligation Capital Appreciation Refunding,
               0% due 6/1/02 (Insured: MBIA)                                                              Aaa/AAA       1,242,874
 1,255,000     District of Columbia General Obligation 1994 Series A-3, 4.90% due 6/1/00                     Ba/B       1,270,625
 1,000,000     District of Columbia Series B, 7.10% due 6/1/00 (Insured: FSA)                             Aaa/AAA       1,068,330
 1,500,000     District of Columbia General Obligation Refunding Series A, 5.30% due 6/1/00                  Ba/B       1,532,295
 2,000,000     District of Columbia General Obligation Refunding Series A, 5.50% due 6/1/01 (Insured: F   Aaa/AAA       2,084,260
 4,000,000     District of Columbia Certificate of Participation Series 1993, 6.875% due 1/1/03             NR/B-       4,193,160
 1,000,000     District of Columbia Revenue, 6.00% due 7/15/03 (Children's Hospital Project; Insured: F   Aaa/AAA       1,079,400
 1,330,000     District of Columbia Revenue, 6.00% due 8/15/05 (Medlantic Healthcare Project; Insured:    Aaa/AAA       1,459,968
   275,000     District of Columbia Association of American Medical College, 7.20% due 2/15/01             NR/AA-         297,217
   515,000     District of Columbia Revenue Bonds, Series 1997, 5.00% due 1/1/02
               (American Association for Advancement of Science Project; Insured: AMBAC)                  Aaa/AAA         528,689
 1,070,000     District of Columbia Revenue Bonds, Series 1997, 5.00% due 1/1/03
               (American Association for Advancement of Science Project; Insured: AMBAC)                  Aaa/AAA       1,102,410
 1,120,000     District of Columbia Revenue Bonds, 5.00% due 1/1/04
               (American Association for Advancement of Science Project)                                  Aaa/AAA       1,155,101
Florida           (3.05%)
   490,000     Brevard County Tourist Development Tax Revenue, 6.325% due 3/1/03
               (Florida Marlins' Training Facilities Project)                                               NR/NR         515,220
   620,000     Cape Coral Special Assessment, 6.50% due 7/1/98 (Insured: MBIA)                            Aaa/AAA         628,246
   690,000     Cape Coral Special obligation Revenue Refunding, 6.10% due 7/1/05                          Aaa/AAA         718,814
 3,000,000     Collier County School Board Certificates of Participation, 5.50% due 2/15/03 (Insured: F   Aaa/AAA       3,147,210
 2,000,000     Dade County School Board Certificates of Participation, 5.75% due 8/1/00 (Insured: AMBAC   Aaa/AAA       2,136,540
 5,000,000     Dade County Solid Waste System Special Obligation Revenue, 5.25% due 10/1/03
               (Insured: AMBAC)                                                                           Aaa/AAA       5,254,950
   200,000     East County Water Control District Lee County Drain, 5.50% due 11/1/03
               (LOC: Asset Guaranty)                                                                        NR/AA         212,148
 1,525,000     Escambia County Health Facilities Series A, 8.70% due 10/1/14,
               partially pre-refunded 10/1/98 (Baptist Hospital Project)                                  NR/BBB+       1,603,797
 3,100,000     Florida Housing Finance Authority Multifamily Housing Revenue, 5.10% due 4/1/13,
               put 4/1/02 (Park Colony Project; LOC: Mellon Bank)                                           NR/A+       3,166,464
 1,940,000     Florida Housing Finance Authority Series 1987, 4.85% due 2/1/08, put 2/1/01
               (Insured: Connecticut General)                                                               NR/AA       1,958,275
 1,070,000     Florida Housing Finance Authority Series 1983-I, 4.85% due 12/1/05, put 12/1/99
               (Wood Forest Project; LOC: Connecticut General)                                              NR/AA       1,077,490
 1,500,000     Florida Housing Finance Agency Revenue, 6.25% due 12/1/06
               (Hammocks Place Project)                                                                    NR/AAA       1,572,240
   150,000     Hillsborough County Utility Refunding Rev., 9.75% due 12/1/03 (Insured: MBIA)              Aaa/AAA         182,135
   550,000     Jacksonville Port Authority Rev., 7.625% due 11/1/02 (Insured: MBIA)                       Aaa/AAA         634,387
 1,000,000     Jacksonville Port Authority Rev., 7.625% due 11/1/03 (Insured: MBIA)                       Aaa/AAA       1,176,450
 1,000,000     Lee County School Board Certificate of Participation, 6.20% due 8/1/00 (Insured: FSA)      Aaa/AAA       1,053,950
 1,195,000     Lee County School Board Certificate of Participation, 6.30% due 8/1/01 (Insured: FSA)      Aaa/AAA       1,285,031
   415,000     Martin County Combined Special Assessment Series 1990-A, 8.125% due 3/1/01                   NR/NR         448,092
   940,000     Palm Beach County Industrial Development Revenue Series 1996, 6.00% due 12/1/06
               (Lourdes-Noreen McKeen Residence for Geriatric Care Project; LOC: Allied Irish Bank)         NR/A+       1,022,419
   250,000     Pasco County School Board Certificates of Participation Series A,
               6.10% due 8/1/01 (Insured: FSA) (Escrowed to Maturity)                                     Aaa/AAA         266,495
   500,000     Volusia County School Board Certificates of Participation, 10.00% due 8/1/00
               (Master Lease Program Project; Insured: FSA)                                               Aaa/AAA         572,510
Georgia           (0.27%)
 1,590,000     Burke County Development Authority Pollution Control Revenue, 6.25% due 1/1/03
               (Insured: MBIA)                                                                            Aaa/AAA       1,729,650
   800,000     Gwinnett County Dev Auth Rev, 6.95% due 6/1/01 (Mead Corp. Project) (Escrowed to Maurity   NR/AAA*         828,440
Hawaii           (1.14%)
 6,000,000     Hawaii State Refunding Series CB, 5.00% due 1/1/00                                           Aa/AA       6,116,520
 2,000,000     Hawaii Airport System Revenue Refunding, 5.10% due 7/1/99 (Insured: MBIA)                  Aaa/AAA       2,033,760
   435,000     Hawaii State Department Budget & Finance Special Purpose Mortgage
               Revenue, 7.125% due 7/1/98 (Wahiawa General Hospital Project)                              NR/BBB-         439,937
 1,500,000     Hawaii State Department Budget & Finance Special Purpose Mortgage
               Revenue, 5.70% due 7/1/03 (Kapiolani Health Care System Project)                               A/A       1,579,380
   500,000     Honolulu City and County Series A, 7.25% due 7/1/00                                          Aa/AA         537,740
Idaho           (0.63%)
   700,000     Boise Idaho Urban Renewal Agency Pakage Revenue Tax Increment Series A,
               6.00% due 9/1/02                                                                           NR/BBB+         745,521
 4,980,000     Idaho Falls Electric Revenue Refunding, 0% due 4/1/00 (Insured: FGIC)                      Aaa/AAA       4,547,387
   625,000     Idaho Student Loan Marketing Association Refunding Revenue Series 1992,
               6.40% due 10/1/99                                                                            NR/NR         639,531
Illinois           (2.33%)
 1,800,000     Chicago, Illinois General Obligation LTD, 5.50% due 1/1/04                                 Aaa/AAA       1,909,260
 3,350,000     Cook County Community Unified School District #401 Series 1996, 0% due 12/1/03
               (Insured: FSA)                                                                             Aaa/AAA       2,577,490
 2,000,000     Cook County Community College District 508, 8.40% due 1/1/01 (Insured: FGIC)               Aaa/AAA       2,239,020
 1,800,000     Cook County Community College District 508 COP, 8.50% due 1/1/02 (Insured: FGIC)           Aaa/AAA       2,079,054
   925,000     Illinois Health Facilities Authority Revenue, 5.25% due 5/1/99
               (Galesburg Cottage Hospital Project; LOC: Asset Guaranty)                                  Baaz/AA         939,338
   500,000     Illinois Health Facilities Authority Rev., 5.20% due 10/1/03
               (Illinois Masonic Medical Center Project)                                                    A3/A-         517,010
 2,000,000     Illinois Health Facilities Authority Revenue Series 1992, 7.00% due 7/1/02
               (Trinity Medical Center Project)                                                           Baa1/NR       2,114,100
   875,000     Illinois Health Facilities Authority Revenue Series 1993-A, 7.875% due 8/15/05
               (Community Provider Pooled Loan Program Project)                                             NR/NR         951,650
   500,000     Metropolitan Pier and Exposition Authority Dedicated State Tax Rev.,
               0% due 12/15/01 (Insured: MBIA)                                                            Aaa/AAA         423,705
 2,800,000     Rosemont General Obligation, 5.40% due 12/1/05                                                 A/A       2,972,284
 2,445,000     Naperville City Du Page & Will Counties Economic Development Revenue, 6.10% due 5/1/08
               (Hospital and Health System Association Project; LOC: American National)                    NR/AA-       2,677,079
   900,000     Will and Kendall Counties Community School District # 202 General Obligation,
               5.45% due 1/1/05 (Insured: AMBAC)                                                          Aaa/AAA         935,316
 1,575,000     Winnebago and Boone Counties School Dist. #205, 7.00% due 2/1/98 (Escrowed to Maturity)    Aaa/AAA       1,579,253
Indiana           (3.63%)
 1,255,000     Columbus School Building Corporation, 5.50% due 1/15/02 (Insured: MBIA)                    Aaa/AAA       1,316,432
   895,000     Gary Indiana Judgement Funding General Obligation, 6.60% due 6/15/99                         NR/NR         922,530
   570,000     Gary Indiana Judgement Funding General Obligation, 6.60% due 12/15/99                        NR/NR         592,447
 2,305,000     Hammond Multi-School Building Corp First Mortgage Refunding Bonds Series 1997,
               6.00% due 7/15/08 (Lake County Project)                                                       NR/A       2,542,369
 2,000,000     Indiana Bond Bank Series B, 7.25% due 2/1/01 (Special Loan Program)                            A/A       2,044,380
 1,120,000     Indiana Bond Bank Special Program Series 1992-B, 5.60% due 8/1/99                             NR/A       1,146,376
 1,000,000     Indiana Bond Bank State Revolving Fund Guaranty Revenue Series 1993-A, 5.30% due 2/1/99       NR/A       1,015,610
 2,640,000     Indiana Bond Bank State Revolving Fund Guaranty Revenue Series 1993-A,
               5.50% due 2/1/00                                                                              NR/A       2,719,913
 1,500,000     Indiana Health Facilities Revenue, 5.55% due 7/1/01
               (Marion General Hospital Project; Insured: MBIA)                                           Aaa/AAA       1,568,760
 1,500,000     Indianapolis Economic Development, 5.30% due 12/1/07
               (FNMA Pass-Thru Certificate)                                                                NR/AAA       1,500,000
 6,200,000     Indianapolis Ind Local Public Improvement Bond Bank Trans Rev Series 1996,
               6.00% due 1/10/01                                                                            NR/NR       6,263,550
 1,220,000     Indianapolis Ind Local Public Improvement Bond Bank Trans Rev, 0% due 7/1/05                Aa/AA-         866,773
 1,240,000     Indianapolis Ind Local Public Improvement Bond Bank Trans Rev, 0% due 7/1/06                Aa/AA-         838,240
 2,200,000     Indianapolis Resource Recovery Revenue, 6.75% due 12/1/04
               (Ogden Martin System, Inc. Project; Insured: AMBAC)                                        Aaa/AAA       2,502,522
 1,645,000     Logansport Multi-Purpose School Building Corporation First Mortgage
               Refunding Series 1992, 5.50% due 7/1/01                                                       NR/A       1,715,571
   535,000     New Albany Floyd County School Building Corp., 6.20% due 7/01/03 (Escrowed to Maturity)    NR/AAA*         583,771
 1,660,000     Noblesville High School Building Corp. First Mortgage Bonds Series 1997,
               5.75% due 1/5/06 (Insured: AMBAC)                                                           NR/AAA       1,807,574
 1,820,000     Noblesville High School Building Corp. First Mortgage Bonds Series 1997,
               5.75% due 7/5/06 (Insured: AMBAC)                                                           NR/AAA       1,988,805
 1,820,000     Westfield Ind Elem School Building Corp. First Mtg Series 1997, 6.75% due 7/15/07
               (Insured: AMBAC)                                                                           Aaa/AAA       2,137,535
Iowa           (1.52%)
   500,000     Davenport Hospital Revenue Series A, 6.90% due 7/1/99
               (St. Luke's Hospital Project; Insured: AMBAC)                                              Aaa/AAA         521,355
 1,225,000     Des Moines Hospital Revenue Refunding Series 1996-A, 6.25% due 11/15/04
               (Des Moines General Hospital Project; LOC: Norwest)                                         Aa2/NR       1,347,402
 1,500,000     Iowa Certificate of Participation, 6.10% due 7/1/01 (Insured: AMBAC)                       Aaa/AAA       1,593,375
 2,000,000     Iowa Student Loan Liquidity Corporation Student Loan Revenue 1991
               Series C, 6.80% due 12/1/02                                                                Aaa/AAA       2,164,040
   750,000     Iowa Student Loan Liquidity Corporation Student Loan Revenue
               Series A, 6.35% due 3/1/01                                                                  Aa1/NR         792,960
 2,600,000     Marion Commercial Development Revenue Refunding Series 1991-A, 7.25% due 1/1/14,
               put 7/1/02 (Collins Road Project; Insured: Trygg-Hansa)                                      NR/A+       2,749,292
   500,000     Muscatine Electric Revenue, 9.50% due 1/1/04                                               Aaa/AAA         587,760
 4,445,000     Muscatine Electric Revenue Refunding Series 1992, 5.40% due 1/1/00 (Insured: AMBAC)        Aaa/AAA       4,569,504
Kansas           (0.91%)
 1,000,000     Kansas City Industrial Revenue Series 12/1/84, 7.20% due 12/1/04
               (Ash Grove Cement Project)                                                                  Aa2/NR       1,050,340
 2,000,000     Lenexa Industrial Revenue Series 8/1/83, 9.50% due 8/1/98 (J.C. Nichols Co. Project)         NR/NR       2,059,060
 1,000,000     Sedgwick County Unified School District No. 265, 8.20% due 10/1/03 (Insured: FSA)          Aaa/AAA       1,202,240
 3,995,000     Topeka Multifamily Housing Revenue Refunding Series 1991-A, 7.25%
               due 4/1/21, put 4/1/02 (Fleming Court Project; Insured: Trygg-Hansa)                         NR/A+       4,195,749
Kentucky           (0.87%)
 4,500,000     Jefferson County Insured Hospital Revenue Series 1992, 7.729% (inverse floater)
               due 10/1/02 (Alliant Health Systems Project; Insured: MBIA)                                Aaa/AAA       5,146,875
 1,000,000     Kentucky State Turnpike Authority Res Rec Rev, 0% due 7/1/06 (Insured: FGIC)               Aaa/AAA         684,480
 2,090,000     Paintsville First Mortgage Revenue Series 1991, 8.50% due 9/1/03
               (Paul B. Hall Medical Center Project; Guaranteed: Health Management Associates)              NR/NR       2,313,358
Louisiana           (4.22%)
 2,020,000     East Baton Rouge Parish Public Improv. Sales Tax Series 1993-A, 8.00%
               due 2/1/00 (Insured: FGIC)                                                                 Aaa/AAA       2,180,711
 2,165,000     East Baton Rouge Parish Public Improv. Sales Tax Series 1993-A, 8.00%
               due 2/1/01 (Insured: FGIC)                                                                 Aaa/AAA       2,410,424
 1,000,000     Jefferson Parish Drainage Improvement Refunding, 6.15% due 9/1/05                          Aaa/AAA       1,101,310
 1,000,000     Louisiana Public Facilities Authority Hospital Revenue & Refunding, 3.05%
               (inverse floater) due 7/1/98 (St. Francis Medical Center Project; Insured: FSA)            Aaa/AAA         995,070
 1,200,000     Louisiana Public Facilities Authority Hospital Revenue & Refunding, 3.35%
               (inverse floater) due 7/1/99 (St. Francis Medical Center Project; Insured: FSA)            Aaa/AAA       1,181,316
 1,100,000     Louisiana Public Facilities Authority Hospital Revenue & Refunding, 3.60%
               (inverse floater) due 7/1/00 (St. Francis Medical Center Project; Insured: FSA)            Aaa/AAA       1,073,490
 1,300,000     Louisiana Public Facilities Authority Hospital Revenue & Refunding, 3.80%
               (inverse floater) due 7/1/01 (St. Francis Medical Center Project; Insured: FSA)            Aaa/AAA       1,256,541
 2,485,000     Louisiana PFA Student Loan Revenue Series A-1, 5.90% due 3/1/99                             Aaa/NR       2,532,737
 3,525,000     Louisiana PFA Student Loan Revenue Series A-1, 6.10% due 3/1/00                             Aaa/NR       3,655,425
 5,000,000     Louisiana PFA Health and Ed Cap Fac Revenue Series 1985 B-1, 5.00% due 12/1/15,
               put 6/1/02 (Insured: AMBAC)                                                                Aaa/AAA       5,119,050
 1,065,000     Louisiana PFA MFHR, 5.95% due 3/15/05 (Oakleigh Apts. Project; Insured: AXA)                 NR/AA       1,116,237
 2,125,000     Louisiana Unlimited Tax General Obligation Series A, 6.00% due 8/1/01 (Insured: FGIC)      Aaa/AAA       2,260,384
 1,000,000     Louisiana Offshore Term Authority Deepwater Port Rev. 1st Stage Series B Loop Inc.
               6.25% due 9/1/04                                                                            Baa1/A       1,088,950
 2,450,000     Louisiana Recovery District Sales Tax Refunding Series 1992, 5.70% due 7/1/98                 A/A-       2,474,598
 5,000,000     Louisiana Recovery District Sales Tax Refunding Series 1992,
               5.50% due 7/1/98 (Insured: MBIA)                                                           Aaa/AAA       5,044,700
   500,000     Louisiana State University Agricultural & Mechanical College Board,
               7.70% due 4/15/02, (Escrowed to Maturity)                                                  NR/AAA*         566,810
 4,800,000     Orleans Levee District Public Improvement Trust Receipts Series 1995-A, 5.95%
               due 11/1/01 (Insured: FSA)                                                                  Aaa/NR       5,122,272
   460,000     Ouachita Parish Hospital Revenue District #1 Series 1991, 7.25% due 7/1/01                   NR/A-         504,445
Maine           (0.38%)
 2,970,000     Maine Finance Authority MFHR Series 1988, 5.25% due 9/1/18, put 9/3/99
               (Back Bay Tower Project; LOC: Sakura Bank)                                                   A3/NR       3,053,546
   500,000     Regional Waste Systems Incorporated Series A-C, 7.30% due 7/1/98                             NR/AA         508,610
Maryland           (0.47%)
 2,000,000     Howard County Maryland Multifamily Housing Revenue, 7.00% due 7/1/24,
               put 7/1/04, (Chase Glen Project; Guaranty: Avalon Prop.)                                     NR/NR       2,220,840
 1,000,000     Maryland Health and Higher Education Facility Authority, 4,75% due 7/1/21, put 3/1/01
               (Stella Maris Project; LOC: First Natl Bank)                                                  NR/A       1,016,390
 1,105,000     Washington Suburban Sanitary District Series 1994, 8.75% due 6/1/99                         Aa1/AA       1,179,422
Massachusetts          (5.61%)
 1,000,000     Boston General Obligation Series A, 7.25% due 7/1/99                                          A/A+       1,036,650
 1,600,000     Boston General Obligation Series A, 7.60% due 2/1/04, pre-refunded 2/1/99                  Aaa+/A+       1,694,896
 3,145,000     Boston Revenue City Hospital, 7.65% due 2/15/10, pre-refunded 8/15/00 @102                  AAA/NR       3,476,483
 1,000,000     Boston FHA Insured City Hospital Revenue Series A, 7.15% due 2/15/01,
               pre-refunded 8/15/00 (Boston City Hospital Project)                                         Aaa/NR       1,093,880
    75,000     Haverhill General Obligation Municipal Purpose Loan Series 1991, 7.50% due 10/15/11        Baa/BBB          84,946
   495,000     Holyoke General Obligation Electric Revenue Series 1991-A, 8.00% due 6/1/01                 Baa/NR         526,423
   400,000     Holyoke General Obligation Sewer Revenue Series B, 8.00% due 6/1/01                         Baa/NR         421,920
 1,440,000     Holyoke General Obligation School Project Loan Act of 1948, 7.35% due 8/1/02                Baa/NR       1,614,182
 1,060,000     Lynn General Obligation, 7.00% due 1/15/04                                                 Baa1/NR       1,190,581
   630,000     Massachusetts Educational Loan Revenue Series 1985-C, 7.875% due 6/1/03
               (LOC: Rabobank Nederland)                                                                   NR/AAA         647,709
 2,000,000     Massachusetts General Obligation Consolidated Loan of 1991 Series B, 0% due 6/1/01           A1/A+       1,739,280
 2,000,000     Massachusetts General Obligation Consolidated Series 1987-A, 5.75% due 3/1/99                A1/A+       2,042,620
   500,000     Massachusetts General Obligation Consolidated Loan Series D, 6.50% due 7/1/02                A1/A+         546,230
 3,000,000     Massachusetts Hynes Convention Center Authority Refunding Series 1992, 0% due 9/1/00         A1/A+       2,693,670
 2,500,000     Massachusetts Hynes Convention Center Authority Refunding Series 1992, 0% due 9/1/02         A1/A+       2,056,375
 1,465,000     Massachusetts State Health & Education Facilities Authority Series B, 6.70% due 7/1/98
               (Charlton Hospital Project)                                                                    A/A       1,484,602
 1,245,000     Massachusetts State Health & Education Facilities Authority Series B, 6.875% due 7/1/99
               (Charlton Hospital Project)                                                                    A/A       1,292,933
 2,615,000     Massachusetts State Health & Education Facilities Authority Series B, 5.50% due 5/15/11,
               put 5/15/01 (Community Health Capital Fund Project; LOC: First National Bank of Boston)      NR/NR       2,692,535
 2,500,000     Massachusetts IFA Recovery Refunding Revenue Series 1993-A, 5.45% due 7/1/01
               (Insured: FSA)                                                                             Aaa/AAA       2,604,050
 1,890,000     Massachusetts IFA Stetson Place Development Trust Series A, 5.125% due 6/1/08,
               put 6/1/98 (LOC: State Street Bank & Trust)                                                 Aa2/NR       1,896,823
 5,000,000     Massachusetts IFA First Mortgage Revenue Series 1996-B, 5.00% due 5/1/26, put 5/1/02
               (Orchard Cove Project; LOC: Fleet National Bank)                                              NR/A       5,138,750
 1,790,000     New Bedford Industrial Revenue, 7.42% due 7/1/02 (Aerovox Corporation Project)               NR/A-       1,826,176
 2,000,000     New England Educational Loan Marketing Corporation Student Loan Revenue
               Series 1993-E, 5.00% due 7/1/99                                                              A1/A-       2,023,320
 1,000,000     New England Educational Loan Marketing Corporation Student Loan Revenue
               Series 1992-F, 6.50% due 9/1/02                                                              Aa/NR       1,089,850
 3,000,000     New England Educational Loan Marketing Corporation Student Loan Revenue
               Series 1993-B, 5.40% due 6/1/00                                                              A1/A-       3,072,090
   425,000     South Essex Sewer District General Obligation, 9.00% due 12/1/98                           Baa1/NR         444,775
   295,000     South Essex Sewer District General Obligation, 9.00% due 12/1/99                           Baa1/NR         322,034
   550,000     Springfield General Obligation, 7.75% due 5/1/99                                            Baa/NR         575,834
   250,000     Springfield General Obligation, 7.75% due 5/1/00                                            Baa/NR         269,163
   300,000     Springfield General Obligation, 7.75% due 5/1/01                                            Baa/NR         331,149
   300,000     Springfield General Obligation, 7.80% due 5/1/02                                            Baa/NR         335,751
 1,500,000     Taunton General Obligation, 8.00% due 2/1/06 (Insured: MBIA)                               Aaa/AAA       1,864,830
 2,000,000     University of Massachusetts Bldg. Authority Ref. Revenue Series 1991-A, 6.80% due 5/1/99     A1/A+       2,074,880
 1,000,000     University of Massachusetts Bldg. Authority Ref. Revenue Series 1991-A, 7.15% due 5/1/03     A1/A+       1,137,010
 1,250,000     Worcester Municipal Purpose Loan of 1991 General Obligation,
               6.80% due 5/15/01 (Insured: MBIA)                                                          Aaa/AAA       1,357,875
Michigan           (2.06%)
 1,215,000     Dearborn Sewage Disposal System, 6.90% due 4/1/01 (Insured: MBIA)                          Aaa/AAA       1,320,899
 1,300,000     Detroit General Obligation Series 1990-A, 8.50% due 4/1/00                                 Ba1/BBB       1,415,479
 3,000,000     Detroit Economic Development Corp. Refunding, 7.00% due 6/1/12, put 6/1/02
               (F.H. Associates Project; Surety: ITT Lyndon Property Insurance)                             NR/NR       3,193,320
 1,150,000     Michigan State Hospital Finance Authority Revenue Series 1991-A, 8.30% due 9/1/02          Ba/BBB-       1,234,928
 6,070,000     Michigan State Housing Development Authority Rental Housing Rev. Series 1992-A,
               5.40% due 4/1/98 (Detroit Edison Project)                                                    NR/A+       6,094,280
 1,460,000     Wayne County Wastewater Control System Limited Tax General Obligation
               Refunding, 7.875% due 5/1/02                                                              Baa/BBB-       1,646,092
 2,000,000     Wayne County Building Authority Limited Tax General Obligation Sinking Fund
               Series 1992-A, 7.80% due 3/1/05, pre-refunded 3/1/02 @ 102                                Baa/AAA*       2,304,980
 1,940,000     West Ottawa Public Schools General Obligation Unlimited Tax, 6.30% due 5/1/03
               (Insured: FGIC)                                                                            Aaa/AAA       2,125,639
Minnesota           (1.84%)
 4,775,000     Burnsville MFHR Series 1991, 7.20% due 5/1/11, put 5/1/02
               (The Atrium Project; Insured: Trygg-Hansa)                                                   NR/A+       4,928,182
   825,000     Coon Rapids Industrial Development Ref. Rev., 6.75% due 12/1/01 (LOC: Norwest Bank)         Aa3/AA         843,736
 1,500,000     Metropolitan Council Minneapolis - St. Paul Area Sports Facilities Revenue,
               5.30% due 10/1/00 (Hubert H. Humphrey Metrodome Project)                                       A/A       1,545,480
 3,245,000     Minneapolis-Saint Paul Housing & Redevelopment Authority Series 1993,
               5.00% due 12/1/04, put 12/1/98 (Corporate Partner Project; LOC: Continental Insurance)       NR/A+       3,266,839
 2,500,000     Minneapolis-Saint Paul Housing & Redevelopment Authority Single Family Mortgage Revenue
               Series 96-B, 5.125% due 6/1/32, put 6/1/00 (GNMA/FNMA)                                      Aaa/NR       2,505,000
   490,000     Minneapolis MFHR Refunding Series 1991, 6.75% due 10/1/01
               (Churchill Apartments Project; FHA Insurance Mortgage)                                      NR/AAA         518,773
 1,250,000     Minneapolis School District Certificate of Participation, 5.30% due 2/1/00                  Baa1/A       1,280,188
 1,345,000     Minneapolis-Saint Paul Single Family Housing Revenue Series A, 8.25% due 11/1/07            NR/AAA       1,386,359
   500,000     Minneapolis Community Development Agency Supported Dev. Rev. Ltd Tax - Common Bond
               Series G-3, 7.00% due 12/1/03                                                                NR/A-         558,130
   480,000     Saint Cloud Industrial Development Revenue Refunding Series 1992, 6.25%
               due 4/1/98 (Alton Realty Co. & Pan-O-Gold Baking Co. Project;
               LOC: Norwest Bank of Minnesota)                                                             NR/AA-         481,848
Mississippi          (0.44%)
 1,000,000     Medical Center Educational Building Corp. Rev., 7.00% due 12/1/00
               (University of Mississippi Medical Center Project)                                           NR/A-       1,076,210
 2,000,000     Mississippi Higher Education Assistance Corporation Student Loan Revenue
               Series 1992-B, 6.00% due 1/1/00                                                               NR/A       2,055,240
   900,000     Mississippi Hospital Equipment & Facilities Authority Revenue, 8.60%
               due 1/1/01 (Rush Medical Foundation Project)                                                Baa/NR         959,751
Missouri           (1.66%)
 1,555,000     Jackson County Public Building Corporation Leasehold Revenue Series 1996, 6.00%
               due 12/1/04 (Capital Improvements Project; Insured: MBIA)                                  Aaa/AAA       1,714,776
 4,000,000     Missouri Higher Education Loan Authority Student Loan Revenue Refunding,
               5.50% due 2/15/00                                                                            Aa/NR       4,092,880
 3,070,000     Missouri Economic Development Export & Infrastructure Board Industrial
               Revenue Series 1993, 5.375% due 5/1/03, mandatory put 5/1/00
               (Mark Twain Tower Project; Lincoln National Insurance Guaranty)                               NR/A       3,141,285
   680,000     Missouri State Housing Development Authority Revenue, 6.30% due 7/15/99                     Aa/AA+         691,757
 1,055,000     Missouri Health & Education Facilities Authority Revenue, 0% due 1/1/02
               (Missouri Baptist Medical Center Project) (Escrowed to Maturity)                           Aaa*/A-         885,050
   255,000     Missouri State Environmental Improvement & Energy Resources Authority Water
               Pollution Control Revenue Series 1991-A, 6.50% due 12/1/02
               (State Revolving Revenue Project)                                                            A1/NR         281,081
   325,000     Missouri State Environmental Improvement & Energy Resources Authority Water
               Pollution Control Revenue Series 1991-A, 6.60% due 12/1/03
               (State Revolving Revenue Project)                                                            AA/NR         357,689
   540,000     St. Louis County Industrial Development Authority Housing Revenue
               Series 1992-A, 6.00% due 6/1/98                                                               A/NR         544,304
 3,860,000     St. Louis IDA Refunding Revenue Series 1993-B, 5.10% due 12/1/08,
               put 12/1/00 (Westport Residence Project; Guaranteed: Lincoln National Corporation)            NR/A       3,913,036
Montana           (0.12%)
   690,000     Billings Tax Increment Urban Renewal Series 1987-A,
               8.65% due 3/1/99, refunded 3/1/98                                                           Aaa/NR         695,610
   425,000     Montana Higher Education Student Loan Revenue Series 1992-A, 6.70% due 12/1/01                A/NR         456,004
Nebraska           (0.90%)
 2,930,000     Nebraska IFA Tax Exempt Multifamily Housing Rev. Refunding
               1995-A, 5.50% due 12/1/25, put 12/1/05 (Willow Park Apartments Project;
               FNMA Collateral)                                                                            NR/AAA       3,059,711
 1,175,000     Nebraska IFA MFHR Series 1985-B, 4.875% due 1/1/08                                          NR/AAA       1,175,000
 2,500,000     Nebraska Public Power District Series 1993, 5.10% due 1/1/00                                 A1/A+       2,552,850
 1,500,000     Nebraska IFA Hospital Equipment Revenue, 6.85% due 3/1/02
               (Insured: MBIA)                                                                            Aaa/AAA       1,649,355
Nevada           (0.43%)
   780,000     Las Vegas Valley Water District, 6.60% due 8/1/98 (Insured: AMBAC)                         Aaa/AAA         792,714
 1,085,000     Washoe County Airport Authority Revenue Refunding, 5.30% due 7/1/00 (Insured: MBIA)        Aaa/AAA       1,115,380
 1,325,000     Washoe County Airport Authority Revenue Refunding, 5.45% due 7/1/01 (Insured: MBIA)        Aaa/AAA       1,379,709
   750,000     Washoe County Airport Authority Revenue Refunding, 5.60% due 7/1/02 (Insured: MBIA)        Aaa/AAA         790,448
New Hampshire          (0.90%)
 5,000,000     New Hampshire Health and Education Authority Revenue Bonds Series B,
               5.05% due 3/1/23, put 3/1/03 (Riverwoods at Exeter Project; LOC: Banque Paribas)             A2/NR       5,097,500
   500,000     New Hampshire Capital Appreciation General Obligation, 0% due 7/1/04                       Aa2/AA+         375,840
   845,000     New Hampshire Industrial Development Authority Revenue Series 1995,
               7.70% due 7/1/00 (Electra/PJ-Allied Project)                                                 A2/NR         847,003
 2,030,000     New Hampshire Industrial Development Authority Revenue, 6.40% due 12/1/09,
               put 12/1/99 (Central Vermont Public Service Project; LOC: Toronto Dominion Bank)             NR/AA       2,115,524
New Jersey           (0.79%)
   595,000     Hudson County Certificates of Participation, 6.20% due 6/1/03
               (Corrections Facility Project: Insured: MBIA)                                              Aaa/AAA         647,479
 2,400,000     New Jersey Economic Development Authority Series 1991, 6.875% due 10/1/14,
               optional put 10/1/98 (Fairway Corporation II Project; Guaranty: Provident Mutual Life)       A2/NR       2,405,328
 1,000,000     New Jersey Health Care Financing Authority Revenue, 5.75% due 7/1/04
               (Kennedy Health Systems)                                                                   Aaa/AAA       1,130,480
 1,000,000     New Jersey Health Care Financing Authority Revenue, 5.75% due 7/1/05
               (Kennedy Health Systems)                                                                   Aaa/AAA       1,079,480
 1,000,000     New Jersey Health Care Facilities Financing Authority Revenue, 7.00% due 7/1/03
               (Christ Hospital Project; Insured: Connie Lee)                                              NR/AAA       1,087,210
 1,000,000     New Jersey Turnpike Authority Revenue Series A, 5.70% due 1/1/01                         Baa1/BBB+       1,043,010
New Mexico           (1.27%)
 7,950,000     Farmington Pollution Control Revenue, 5.00% due 9/1/24, (daily demand note),
               put 1/2/98 (LOC: Barclys Bank)                                                               P1/A1       7,950,000
   215,000     Las Cruces Gross Receipts Tax Revenue, 5.65% due 12/1/00                                       A/A         224,125
   261,000     Santa Fe County Office and Training Facilities Revenue, 9.00% due 7/1/98                    NR/AAA         267,843
   273,000     Santa Fe County Office and Training Facilities Series 1990, 9.00% due 1/1/99 (ETM)          NR/AAA         287,073
   285,000     Santa Fe County Office and Training Facilities Series 1990, 9.00% due 7/1/99 (ETM)          NR/AAA         305,979
   298,000     Santa Fe County Office and Training Facilities Series 1990, 9.00% due 1/1/00 (ETM)          NR/AAA         326,548
   326,000     Santa Fe County Office and Training Facilities Series 1990, 9.00% due 1/1/01 (ETM)          NR/AAA         371,158
   745,000     Santa Fe Solid Waste Management Agency Facility Revenue, 5.75% due 6/1/04                     NR/A         791,682
   510,000     Santa Fe Solid Waste Management Agency Facility Revenue, 5.90% due 6/1/05                     NR/A         548,587
   775,000     Santa Fe Solid Waste Management Agency Facility Revenue, 6.00% due 6/1/06                     NR/A         840,410
New York           (5.03%)
 1,785,000     Islip Resource Recovery Agency Series 85-D, 5.95% due 7/1/03 (Insured: AMBAC)              Aaa/AAA       1,935,172
   500,000     Metropolitan Transit Authority Service Contract Commuter Fac Rev, 7.00% due 7/1/02        Baa1/BBB         548,795
 1,000,000     Metropolitan Transit Authority Revenue Bonds, 5.10% due 7/1/98                           Baa1/BBB+       1,006,580
   750,000     New York City General Obligation Series D, 5.70% due 8/1/02                              Baa1/BBB+         788,768
   500,000     New York City General Obligation Series A, 7.00% due 8/1/03                              Baa1/BBB+         560,040
 1,000,000     New York City General Obligation Series E, 7.00% due 8/1/04                                Aaa/AAA       1,148,520
 1,150,000     New York City General Obligation Series E, 7.20% due 2/1/00                              Baa1/BBB+       1,223,991
    90,000     New York City General Obligation Series E, 7.20% due 2/1/00                              Baa1/BBB+          95,387
   800,000     New York City General Obligation Series D, 6.30% due 2/1/01 (Escrowed to Maturity)        Aaa/BBB+         850,528
 1,960,000     New York City General Obligation Series D, 6.30% due 2/1/01                              Baa1/BBB+       2,072,563
   785,000     New York City General Obligation Series E, 6.30% due 8/1/01                                Baa1/A-         840,900
 1,910,000     New York City General Obligation Series E, 6.30% due 8/1/01                                Baa1/A-       2,032,909
   250,000     New York City Health and Hospital Corp. Rev. Series A, 6.00% due 2/15/05                 Baa3/BBB-         267,268
 1,000,000     New York City Municipal Water Finance Authority Water & Sewer System Revenue,
               7.15% due 6/15/98                                                                             A/A-       1,015,140
 3,000,000     New York Dorm Authority Revenue State University Educational Facilities, 5.25%
               due 7/1/02 (Insured: AMBAC)                                                                Aaa/AAA       3,136,710
 1,000,000     New York Dorm Authority Revenue State University Educational Facilities Series A,
               7.00% due 5/15/04                                                                        Baa1/BBB+       1,126,580
 7,240,000     New York State Dormitory Authority Series 1994-B, 6.00% due 7/1/24, put 12/5/99
               (Miriam Osborn Memorial Home Project; LOC: Banque Paribas)                                    A1/A       7,485,798
 1,525,000     New York State Dorm Authority, 6.00% due 2/1/04,
               (Millard Fillmore Hospital Project; Insured: AMBAC)                                        Aaa/AAA       1,653,664
 1,040,000     New York State Dorm Authority, 6.00% due 7/1/07
               (Champlain Valley Physicians)                                                               NR/AAA       1,162,075
 1,075,000     New York State Health Facilities Revenue Refunding Series 1990-A,
               7.90% due 11/1/99                                                                         Baa/BBB+       1,125,611
 1,500,000     New York State Local Government Assistance Corporation Revenue
               Series D, 6.50% due 4/1/02                                                                     A/A       1,631,055
 1,500,000     New York State Medical Care Facilities Finance Agency 1991 Series A, 7.25% due 2/15/01   Baa1/BBB+       1,630,635
 1,490,000     New York State Medical Care Facilities Finance Agency Series 1995-C, 5.40% due 8/15/05      Aa2/AA       1,570,728
   985,000     New York State Medical Care Facilities Finance Agency, 6.00% due 11/15/02
               (Sec Mtg Program - Adult Day Care - A Project; LOC: SONYMA)                                 Aa2/NR       1,060,087
   500,000     New York State Municipal Bank Agency Special Program Revenue, 6.875% due 3/15/06           NR/BBB+         543,715
 2,500,000     New York State Urban Development Corporation, 7.60% due 4/1/03, pre-refunded 4/1/01        AAA/BBB       2,812,200
 3,425,000     New York State Urban Development Corporation Series 7, 6.00% due 1/1/06                   Baa1/BBB       3,709,549
 2,500,000     Syracuse Industrial Development Authority Pilot Revenue Refunding Series 1995,
               5.125% due 10/15/02 (LOC: ABN AMRO Bank)                                                     NR/AA       2,569,725
 1,000,000     Triborough Bridge and Tunnel Authority, 6.50% due 1/1/04 (Insured: MBIA)                   Aaa/AAA       1,084,810
   570,000     Westchester County I.D.A. Civic Facility Revenue, 6.25% due 4/1/05 (Julia Dykman Project    NR/BBB         603,841
North Carolina          (0.59%)
 2,145,000     Carteret County Certificate of Participation Series 1992, 6.50% due 2/1/00
               (Elementary School Project)                                                              Baa1/BBB+       2,205,232
   825,000     Gastonia Housing Corp First Lien Rev Series A, 5.75% due 7/1/04
               (Golfview Village Square Apartment Project)                                                  NR/A-         856,202
   485,000     North Carolina Housing Finance Authority Single Family Housing Revenue, 6.80%
               due 7/1/08 (Insured: FHA/VA)                                                               Aa1/AA+         488,788
 1,865,000     North Carolina Municipal Power Agency No. 1 Catawba Electrical Revenue, 6.00% due 1/1/05
               (Insured: MBIA)                                                                            Aaa/AAA       2,025,875
North Dakota        (0.36%)
   910,000     Grand Forks Health Care System Revenue Bonds Series 1997, 6.25% due 8/15/05
               (Altru Health System Project; Insured: MBIA)                                               Aaa/AAA       1,013,604
 1,000,000     North Dakota Building Authority Refunding Revenue Series 1993-A, 5.15% due 6/1/00
               (Insured: AMBAC)                                                                           Aaa/AAA       1,025,580
 1,250,000     North Dakota Student Loan Revenue, 5.45% due 7/1/02 (Insured: AMBAC)                       Aaa/AAA       1,306,175
Ohio           (3.05%)
 1,000,000     Barberton Hospital Facilities Series 1992, 6.65% due 1/1/02                                   A/NR       1,089,740
 2,370,000     Belmont County IDRB Series 1991, 6.50% due 1/1/00 (May Department Stores Co. Project)         NR/A       2,477,598
 4,000,000     Butler County Hospital Revenue Bonds, 5.15% due 11/1/17
               (Middletown Regional Hospital Project; LOC: Star Bank)                                       A1/NR       4,008,720
 1,000,000     Butler County Transportation Improvement Revenue Bonds, 5.00% due 4/1/06                   Aaa/AAA       1,037,910
 1,500,000     Cincinnati School District Revenue Anticipation Notes, 5.75% due 6/15/98                     NR/A-       1,513,275
 1,000,000     Cincinnati School District Revenue Anticipation Notes, 6.15% due 6/15/02                     NR/A-       1,075,400
 1,250,000     Cincinnati School District Revenue Anticipation Notes, 6.05% due 6/15/00                     NR/A-       1,307,075
 2,000,000     Cleveland Certificate of Participation, 7.10% due 7/1/02
               (Motor Vehicle & Community Equipment Project)                                              Baa/BBB       2,100,080
 1,820,000     Cuyahoga County Housing Revenue Series 1993, 7.00% due 4/1/00
               (North Coast Community Homes Project)                                                        NR/NR       1,865,791
 1,000,000     Erie County Hospital Improvement Refunding Revenue Series 1992, 6.25%
               due 1/1/01 (Firelands Community Hospital Project)                                             A/A-       1,054,340
 2,000,000     Franklin County General Obligation, 6.375% due 12/1/17, pre-refunded 12/1/01 @102          Aaa/AAA       2,190,260
 1,100,000     Hamilton County Hospital Facilities Refunding Revenue Series 1992,
               6.25% due 1/1/01 (Episcopal Retirement Homes, Inc. Project; LOC: Fifth/Third Bank)          Aa2/NR       1,164,537
 3,095,000     Ohio Water Development Authority Safe Water Refunding Series 1992,
               0% due 12/1/00 (Insured: MBIA)                                                             Aaa/AAA       2,751,053
 1,060,000     Switzerland Local School District of Monroe County Revenue Anticipation Notes
               Series 1995, 6.25% due 6/15/00                                                               NR/NR       1,094,948
 2,765,000     Warren County Hospital Facilities Improvement and Refunding Revenue,
               6.80% due 7/1/01 (Otterbein Home Project; LOC: Fifth/Third Bank)                            Aa2/NR       2,985,536
   910,000     Washington County Hospital Facilities Revenue, 6.875% due 9/1/02
               (Marietta Area Health Project)                                                             Baa1/NR         969,987
Oklahoma           (0.62%)
 1,190,000     Broken Arrow Utility System & Sales Tax Revenue Refunding Series 1992-A, 6.00%
               due 5/1/01 (Insured: FGIC)                                                                 Aaa/AAA       1,263,007
   190,000     Comanche County SFMR Refunding 1990 Series, 7.60% due 12/1/98                                A1/NR         194,212
   200,000     Comanche County SFMR Refunding 1990 Series, 7.65% due 6/1/99                                 A1/NR         206,160
 1,060,000     Oklahoma City Municipal Improvement Authority Water & Sewer Revenue Series
               Refunding A, 0% due 7/1/00 (Insured: AMBAC)                                                Aaa/AAA         958,198
 1,090,000     Pushmatahah County Town of Antlers Hospital Authority Revenue Refunding
               Series 1991, 8.75% due 6/1/03                                                                NR/NR       1,216,505
 1,155,000     Tulsa Industrial Development Hospital Revenue, 5.60% due 2/15/03
               (St. John's Medical Center Project)                                                          Aa/AA       1,217,335
   750,000     Tulsa Public Facilities Authority Solid Waste Steam & Electric Revenue Refunding Series 1994,
               5.45% due 11/1/04 (Ogden Martin Systems of Tulsa Inc. Project; Insured: AMBAC)             Aaa/AAA         789,750
Oregon           (0.71%)
 2,500,000     Clackamas County Hospital Facilitie Authority Revenue Bonds, 6.10% due 10/1/01              A1/AA-       2,667,500
 1,325,000     Emerald Peoples Utility District Revenue, 7.20% due 11/1/03 (Insured: FGIC)                Aaa/AAA       1,529,103
   300,000     Oregon State General Obligation, 9.00% due 10/1/00                                          Aa2/AA         339,081
 2,000,000     Oregon State Department of Transportation Regional Light Rail Extension,
               5.20% due 6/1/98 (Westside Light Rail Project; Insured: MBIA)                              Aaa/AAA       2,012,400
   110,000     Springfield General Obligation, 6.70% due 10/1/00                                              A/A         110,767
Pennsylvania      (5.37%)
   985,000     Allentown Area Hospital Authority Revenue Series 1991, 7.75% due 7/1/98
               (Sacred Heart Hospital Project)                                                             NR/BBB       1,000,937
 1,000,000     Chester County Utility, 7.00% pre-refunded 8/1/01                                          Aa/AAA*       1,094,290
   550,000     Clairton School District General Obligation, 0% due 11/1/99                                   NR/A         509,828
   500,000     Clairton School District General Obligation, 0% due 11/1/02                                   NR/A         404,570
 3,060,000     Delaware County Health Facilities Authority Revenue Series 1993-B, 5.375%
               due 11/15/99 (Mercy Health Corporation of S.E. Pennsylvania Project)                        NR/BBB       3,126,157
 6,310,000     Deleware County Industrial Development Authority Revenue Series A, 6.10% due 1/1/04         Baa1/A       6,780,852
 1,140,000     Deleware County Industrial Development Authority Revenue Series A, 6.10% due 1/1/06         Baa1/A       1,239,077
 2,030,000     Erie School District General Obligation, 0% due 6/1/00, (Escrowed to Maturity)              Aaa*/A       1,836,440
 1,000,000     Erie School District General Obligation, 0% due 12/1/00, (Escrowed to Maturity)             Aaa*/A         886,080
 3,365,000     Harrisburg Authority Commonwealth Lease Revenue Series 1991,
               6.25% due 6/1/00 (Insured: FSA)                                                            Aaa/AAA       3,531,063
 1,300,000     Harrisburg Authority Lease Revenue, 6.50% due 6/1/04,
               crossover refunded 6/1/01 (Insured: FSA)                                                   Aaa/AAA       1,410,227
 1,455,000     McKeesport Area School District General Obligation Refunding Revenue Series 1991,
               0% due 10/1/00                                                                                NR/A       1,295,052
 1,680,000     McKeesport Area School District General Obligation Refunding Revenue Series 1991,
               0% due 10/1/02                                                                                NR/A       1,364,328
   450,000     New Castle Area Hospital Authority Rev. Series A, 6.20% due 11/15/02
               (St. Francis Hospital Project)                                                              A3/AA-         483,719
 1,000,000     Pennsylvania Infrastructure Authority Revenue Pennvest Subseries B, 6.25% due 9/1/02        NR/AA+       1,085,550
 2,000,000     Pennsylvania State Refunding & Projects General Obligation Series A, 6.50% due 1/1/00       A1/AA-       2,097,160
 2,000,000     Pennsylvania State Certificates of Participation, 5.10% due 7/1/04                         Aaa/AAA       2,064,140
   715,000     Pennsylvania State Higher Education Facilities Authority Revenue, 6.15% due 4/1/04          Baa/NR         741,140
 1,770,000     Philadelphia Gas Works Revenue 14th Series, 5.60% due 7/1/99                              Baa1/BBB       1,808,250
 1,000,000     Philadelphia Gas Works Revenue, 5.375% due 8/1/07                                          Aaa/AAA       1,062,420
 2,920,000     Philadelphia Parking Authority Airport Parking Revenue Series 1997, 5.50% due 9/1/04       Aaa/AAA       3,117,042
 2,600,000     Philadelphia Water & Wastewater Revenue Series 1993, 4.875% due 6/15/01
               (Insured: FSA)                                                                             Aaa/AAA       2,666,950
 2,245,000     Philadelphia Hospital & Higher Education Facilities Authority Hospital Revenue
               Series 1991, 7.00% due 7/1/01 (Graduate Health System Project)                               B2/BB       2,358,395
 3,000,000     Southeastern Pennsylvania Transportation Authority Series 1994, 6.00% due 6/1/99
               (LOC: Canadian Imperial Bank of Commerce)                                                  Aa3/AA-       3,084,900
   500,000     Southeastern Pennsylvania Transportation Authority, 6.00% due 6/1/01
               (LOC: Canadian Imperial Bank of Commerce)                                                  Aa3/AA-         530,520
 2,335,000     Southern Chester County Health & Higher Education Series 1997-A, 6.10% due 6/1/03            NR/NR       2,361,619
 2,825,000     State Public School District Building Authority, Reading School District Capital Appreciation
               Series B, 0% due 7/15/00 (Insured: MBIA)                                                   Aaa/AAA       2,546,512
Puerto Rico          (0.28%)
   250,000     Puerto Rico Public Improvement General Obligation, 6.60% due 7/1/04                         Baa/A-         278,570
   200,000     Puerto Rico Electric Power Revenue Refunding Series O, 6.80% due 7/1/00                  Baa1/BBB+         210,632
 1,000,000     Puerto Rico Electric Power Revenue Refunding Series 1992-Q, 5.70% due 7/1/00               Baa1/A-       1,039,100
 1,000,000     Puerto Rico Municipal Finance Agency Series A, 5.70% due 7/1/03                            Baa1/A-       1,067,930
Rhode Island    (0.59%)
 2,190,000     Rhode Island Depositor's Economic Protection Corp. Series 1992-A, 6.10% due 8/1/02
               (Insured: FSA)                                                                             Aaa/AAA       2,364,587
   530,000     Rhode Island Health & Educational Building Corporation Health Facilities
               Revenue, 8.00% due 7/1/00 (Steere House Issue Project)                                       NR/NR         578,378
   964,000     Rhode Island Industrial Facilities Corporation Series 1991, 5.875% due 6/1/02
               (Paramount Cards, Inc. Project; LOC: Bank of Scotland)                                       A1/NR       1,006,358
 1,500,000     Rhode Island Student Loan Authority Student Loan Rev. Ref. Series A, 6.55% due 12/1/00        A/NR       1,579,335
South Carolina          (0.35%)
   300,000     Edgefield County School District General Obligation, 8.50% due 2/1/02 (Insured: FSA)       Aaa/AAA         348,600
   500,000     Florence County Public Facilities Corporation, 7.30% due 3/1/03, pre-refunded 3/1/00
               (Law Enforcement Project; Insured: AMBAC)                                                  Aaa/AAA         538,795
   860,000     Piedmont Municipal Power Agency Electric Revenue, 6.25% due 1/1/04 (Insured: FGIC)         Aaa/AAA         933,883
   500,000     South Carolina State Housing Authority Multifamily Revenue, 7.375% due 12/1/07               NR/NR         470,000
   915,000     York County School District No. 4, 7.00% due 3/1/03 (Insured: FGIC)                        Aaa/AAA       1,032,815
South Dakota          (0.31%)
 1,400,000     South Dakota Health & Education Facilities Authority Revenue Series 1992,
               5.40% due 9/1/01 (Rapid City Regional Hospital Project; Insured: MBIA)                     Aaa/AAA       1,459,360
 1,250,000     South Dakota Lease Revenue Series 93-B, 8.00% due 9/1/03 (Insured: FSA)                    Aaa/AAA       1,478,225
Tennessee           (1.17%)
 5,000,000     Chattanooga-Hamilton County Hospital Revenue, 9.875% due 5/25/21, refunded
               5/1/01 @ 102 (Erlanger Medical Center Project; Insured: FSA)                               Aaa/AAA       6,000,000
 1,565,000     Clarksville Natural Gas Corporation Series 1994-A, 7.00% due 5/1/02
               (Guaranty: Louis Dreyfus Natural Gas)                                                      NR/BBB-       1,643,516
 1,130,000     Clarksville Natural Gas Corporation Series 1994-A, 7.00% due 11/1/02
               (Guaranty: Louis Dreyfus Natural Gas)                                                      NR/BBB-       1,186,692
 1,015,000     Copperhill Industrial Development Board, 7.80% due 12/1/00
               (City Services Company Project)                                                           Baa3/BBB       1,025,668
 1,000,000     Southeast Tax Exempt Mortgage Bond Trust Series 1990, 7.25% due 4/1/17, put 4/1/03          NR/AAA       1,127,720
Texas           (7.00%)
 2,500,000     Austin Utility System Revenue Bonds, 5.50% due 11/15/02                                    Aaa,AAA       2,609,650
    15,000     Austin Water Sewer and Electric Refunding Revenue,
               14.00% due 11/15/01, pre-refunded 5/15/99 @ 100                                               A/NR          16,252
    20,000     Austin Water Sewer and Electric Refunding Revenue,
               14.00% due 11/15/01, pre-refunded 5/15/99 @ 100                                               A/NR          24,230
   965,000     Austin Water Sewer and Electric Refunding Revenue, 14.00% due 11/15/01                        A/NR       1,166,318
 1,285,000     Bexar County Health Facilities Development Corporate Hospital Revenue
               Series 1991, 7.40% due 5/1/00                                                             Baa1/BBB       1,335,359
 1,065,000     Cypress-Fairbanks Independent School District General Obligation,
               0% due 2/1/02 (Insured: FGIC)                                                              Aaa/AAA         894,089
 1,685,000     Dallas Waterworks & Sewer System Revenue, 7.10% due 4/1/99                                   Aa/AA       1,699,171
   315,000     Dallas Waterworks & Sewer System Revenue, 7.10% due 4/1/99                                   Aa/AA         317,514
 1,000,000     Denton County Texas General Obligation, 7.75% due 7/15/02 (Insured: MBIA)                  Aaa/AAA       1,147,300
 2,015,000     Ector County Hospital Revenue, 7.125% due 4/15/02                                         Baa1/BBB       2,196,491
 2,260,000     Harris County Health Facilities Development Corporation Series 1985-B, 7.375% due 12/1/25,
               put 12/1/98 (Greater Houston Pooled Health Care Project; Guaranteed: Prudential)             Aa/NR       2,289,244
 4,000,000     Harris County Flood Control District L.T.G.O. Series 1991-A, 0% due 10/1/01                 Aa/AA+       3,418,920
   955,000     Harris County Health Facilities Dev. Corp. Hospital Revenue, 6.70% due 6/1/00
               (Memorial Hospital Systems Project)                                                           A/A-       1,012,596
 1,000,000     Harris County Health Facilities Dev. Corp. Hospital Revenue, 6.90% due 6/1/02
               (Memorial Hospital Systems Project)                                                          A2/A-       1,107,040
   500,000     Harris County Health Facilities School Health Care Systems Rev., 6.80% due 7/1/04
               (Sisters of Charity Project)                                                                Aa3/AA         551,070
 1,025,000     Houston Housing Finance Corp. SFMRB Series A, 5.35% due 6/1/02 (Insured: FSA)              Aaa/AAA       1,053,680
 1,000,000     Houston Water Conveyance System Contract Certificates of Participation Series F,
               7.20% due 12/15/02 (Insured: AMBAC)                                                        Aaa/AAA       1,134,180
 2,850,000     Humble Independent School District of Harris County Series 1992,
               0% due 2/15/00 (PSF Guaranty)                                                              Aaa/AAA       2,610,458
 1,295,000     Irving Flood Control District Section 3 Refunding Capital Appreciation, 0% due 9/1/01       Baa/NR       1,100,828
 2,000,000     Irving Independent School District Capital Appreciation, 0% due 2/15/02 (PSF)              Aaa/AAA       1,676,260
   500,000     Irving Independent School District Capital Appreciation, 0% due 2/15/04 (PSF)              Aaa/AAA         381,215
   830,000     Jefferson County Health Facilities Development Corporation Hospital Revenue
               Series 1989, 8.125% due 10/1/99 (Baptist Health Care System Project)                       Baa/BBB         861,142
 2,630,000     Lancaster Independent School District Unlimited Tax Refunding, 0% due 2/15/99
               (PSF)                                                                                      Aaa/AAA       2,513,465
 2,300,000     Lancaster Independent School District Unlimited Tax Refunding, 0% due 2/15/98
               (PSF)                                                                                      Aaa/AAA       2,289,282
 2,230,000     Lower Colorado River Authority Jr. Lien Refunding Revenue Series 1992, 0%
               due 1/1/01 (Insured: AMBAC)                                                                Aaa/AAA       1,966,838
   305,000     North Texas Health Facilities Development Corporation Revenue Series 1988,
               8.25% due 9/1/98 (Wichita Falls United Diagnostic Center Project)                            A*/A*         313,866
 1,000,000     North Texas Higher Education Student Loan Revenue, 6.50% due 4/1/99 (Insured: AMBAC)       Aaa/AAA       1,029,740
   125,000     Northgate Crossing Utility District Road System & Drainage System Unlimited
               Tax Sinking Fund Series 1986, 9.25% due 12/1/98                                              NR/NR         126,516
 1,040,000     Palo Duro River Authority General Obligation, 7.60% due 8/1/06 pre-refunded 8/1/98         Aaa/AAA       1,063,390
 1,115,000     Palo Duro River Authority General Obligation, 7.60% due 8/1/07 pre-refunded 8/1/98         Aaa/AAA       1,140,076
 1,295,000     Palo Duro River Authority General Obligation, 7.60% due 8/1/09 pre-refunded 8/1/98         Aaa/AAA       1,324,125
 1,395,000     Palo Duro River Authority General Obligation, 7.60% due 8/1/10 pre-refunded 8/1/98         Aaa/AAA       1,426,374
 1,500,000     Palo Duro River Authority General Obligation, 7.60% due 8/1/11 pre-refunded 8/1/98         Aaa/AAA       1,533,735
 1,615,000     Palo Duro River Authority General Obligation, 7.60% due 8/1/12 pre-refunded 8/1/98         Aaa/AAA       1,651,321
 2,135,000     Palo Duro River Authority General Obligation, 7.60% due 8/1/13 pre-refunded 8/1/98         Aaa/AAA       2,183,016
 4,600,000     Plano Capital Appreciation Refunding General Obligation, 0% due 3/1/01                      A1/AA-       4,028,956
 1,355,000     San Antonio Bexar County General Obligation Improvement Forward Refunding
               Series 1998, 5.00% due 8/1/99                                                                Aa/AA       1,369,146
 1,415,000     San Antonio Bexar County General Obligation Improvement Forward Refunding
               Series 1998, 5.50% due 8/1/01                                                                Aa/AA       1,463,294
   885,000     Tarrant County HFC Multifamily Housing Revenue, 5.00% due 9/1/06
               (Bedford Springs Project; Guaranteed: Provident Mutual Life Insurance Corporation)          NR/AA-         885,761
 5,880,000     Texas Public Finance Authority Series B, 5.25% due 2/1/98 (Insured: AMBAC)                 Aaa/AAA       5,887,350
 1,385,000     Texas Water Resource Finance Authority Revenue, 7.00% due 8/15/99 (Insured: AMBAC)         Aaa/AAA       1,448,668
   960,000     Texas Water Resource Finance Authority Revenue, 7.40% due 8/15/00                              A/A       1,000,176
   855,000     Texas Water Resources Authority Revenue, 7.50% due 8/15/01                                    A/A-         890,688
   500,000     Trinity Interim Water Revenue, 5.75% due 10/15/00 (Livingston Project)                       A1/A+         500,670
 1,100,000     Trinity HFC Multifamily Housing Revenue Series 1982, 10.00% due 6/1/98
               (Timberline Apartment Project)                                                               NR/NR       1,100,000
Utah           (2.87%)
 1,000,000     Davis County Utah Solid waste Management and Recovery Rev., 5.90% due 6/15/03            Baa2/BBB+       1,036,110
 6,685,000     Intermountain Power Agency Power Supply Rev, 5.50% due 7/1/00 (Insured: MBIA)              Aaa/AAA       6,916,502
 5,055,000     Intermountain Power Agency Power Supply Rev Series B, 5.50% due 7/1/01 (Insured: MBIA)     Aaa/AAA       5,288,592
 8,000,000     Intermountain Power Agency Power Supply Revenue, 0% pre-refunded 7/1/00 @ 101              Aaa/AAA       7,229,920
 2,180,000     Ogden Neighborhood Development Agency Tax Increment Revenue Series A, 0% due 12/30/05
               (LOC: Sumitomo Bank)                                                                         A1/NR       1,431,192
 2,220,000     Utah Student Loan Revenue Series 1992-G, 5.20% due 11/1/98 (Insured: AMBAC)                Aaa/AAA       2,243,621
   600,000     Utah Municipal Finance Co-op Local Government Revenue, 7.10% due 6/1/00                      NR/AA         626,070
 2,000,000     Weber County Housing Authority MFHR Series 1991, 6.50% due 11/1/18, put 11/1/01
               (Cherry Creek Apartment Project; LOC: First Security Bank of Utah, Insured: FGIC)          Aaa/AAA       2,160,420
Virginia           (1.14%)
 3,000,000     Hampton Redevelopment Housing Authority Series 1994, 7.00% due 7/1/24,
               put 7/1/04 (Chase Hampton Apartments Project)                                                NR/NR       3,251,670
 1,755,000     Henrico County IDA Public Facility Lease Revenue, 6.50% due 8/1/00
               (Henrico County Jail Project)                                                                Aa/AA       1,860,704
 3,000,000     Suffolk Redevelopment Housing Authority Series 1994, 7.00% due 7/1/24,
               put 7/1/04 (Chase Heritage at Dulles Project)                                                NR/NR       3,306,780
 1,960,000     Virginia Housing Development Authority Series C-8, 5.70% due 7/1/03                        Aa1/AA+       2,048,239
   255,000     Virginia Housing Development Authority Series D-4, 5.00% due 7/1/00                        Aa1/AA+         260,523
Washington           (3.49%)
 1,010,000     Chelan County PUD #1 Cons. System Revenue 1992,
               5.55% due 7/1/99                                                                              A1/A       1,032,422
 1,125,000     Chelan County PUD #1 Cons. System Revenue 1992,
               5.75% due 7/1/00                                                                              A1/A       1,167,604
 1,370,000     Chelan County PUD #1 Consolidated System Revenue 1992-E,
               0% due 7/1/98                                                                                 A1/A       1,344,258
 1,195,000     Grant County PUD #2 Priest Rapids Hydroelectric, 6.00% due 1/1/03
               (Insured: AMBAC)                                                                           Aaa/AAA       1,288,318
   950,000     Grant County PUD #2 Priest Rapids Hydroelectric, 6.00% due 1/1/06
               (Insured: AMBAC)                                                                           Aaa/AAA       1,050,900
   500,000     Jefferson County Public Hospital District #2, 7.50% due 12/1/03 (Insured: FGIC)            Aaa/AAA         584,200
   725,000     Spokane County School District #363 Unlimited Tax G.O. Ref. Series 1992,
               5.40% due 12/1/00                                                                             A/NR         751,441
 1,000,000     Sumner Washington General Obligation Bonds , 4.70% due 8/1/98                                NR/NR       1,000,210
   550,000     Tacoma Washington Conservation System Project Revenue, 6.20% due 1/1/06
               (Tacoma Public Utilities)                                                                  Aa1/AA-         610,209
   550,000     Washington State Certificates of Participation State Equipment Series A, 6.40% due 4/1/0     A1/A+         575,317
   400,000     Washington State Certificates of Participation State Equipment Series A, 6.50% due 10/1/      A2/A         413,672
   500,000     Washington Health Care Facilities Authority Rev., 6.20% due 2/15/01
               (Sacred Heart Medical Center, Spokane Project)                                              NR/AA-         525,810
 2,510,000     Washington Health Care Facilities Authority Pooled Equipment
               Series 1992-B, 7.20% due 6/1/02 (Kadlec Medical Center Project)                            Baa1/NR       2,594,788
 1,645,000     Washington Health Care Facilities Authority Pooled Equipment
               Series 1992-A, 7.35% due 6/1/02 (Dominican Health Project)                                  Baa/NR       1,691,274
 1,040,000     Washington Public Power Supply System Series G Project #1 Rev., 7.15% due 7/1/01            Aa/AA-       1,116,450
 2,000,000     Washington Public Power Supply System Project #1 Ref. Rev., 6.50% due 7/1/02                Aa/AA-       2,176,040
   850,000     Washington Public Power Supply System Project #1 Ref. Rev., 6.50% due 7/1/03                Aa/AA-         921,341
 3,500,000     Washington Public Power Supply System Project #1 Ref. Rev., 5.30% due 7/1/02                Aa/AA-       3,641,820
   500,000     Washington Public Power Supply System Series C Project #2 Rev., 7.20% due 7/1/99            Aa/AA-         522,820
   250,000     Washington Public Power Supply System Project #2 Ref. Rev., 7.50% due 7/1/02                Aa/AA-         276,545
 2,000,000     Washington Public Power Supply System Project #2 Ref. Rev., 7.50% due 7/1/03                Aa/AA-       2,224,340
 1,750,000     Washington Public Power Supply System Project Series 1991-A, 6.50% due 7/1/03               Aa/AA-       1,895,093
 1,700,000     Washington Public Power Supply System Series B Refunding, 7.15% due 7/1/01                  Aa/AA-       1,824,967
 1,000,000     Washington Public Power Supply System Series B, 7.25% due 7/1/00                            Aa/AA-       1,072,410
 1,140,000     Washington Public Power Supply System Project #3 Ref. Rev, 0% due 7/1/08                   Aa1/AA-         687,842
 1,655,000     Washington Public Power Supply System Series 96-A, 6.00% due 7/1/06 (Insured: MBIA)        Aaa/AAA       1,827,517
West Virginia          (1.13%)
   743,542     Marion County SFMR Series 1992, 7.75% due 7/10/11                                           Baa/NR         802,171
 2,000,000     West Virginia Statewide Commission Lottery Revenue, 5.50% due 7/1/05
               (Insured: MBIA)                                                                            Aaa/AAA       2,141,880
 5,000,000     West Virginia Parkway Economic Development Tourism Authority Series 1993, 5.45%
               (inverse floater) due 5/15/01 (Insured: FGIC)                                              Aaa/AAA       5,094,550
 2,500,000     West Virginia Parkway Economic Development Tourism Authority Series 1993, 5.55%
               (inverse floater) due 5/15/02 (Insured: FGIC)                                              Aaa/AAA       2,561,875
Wisconsin           (1.11%)
   705,000     Cady Small Business Pollution Control Revenue Refunding Series 1992, 6.20%
               due 4/1/00 (Summit Cheese Project; Guaranteed: SBA)                                        Aaa/AAA         722,167
 1,500,000     Wisconsin Health & Education Facilities Authority Series 1992, 5.50%
               due 8/15/01 (Wheaton Franciscan Services Inc. Project; Insured: MBIA)                      Aaa/AAA       1,567,380
 3,000,000     Wisconsin Health & Education Facilities Authority, 5.00% due 8/15/98
               (Sorrowful Mother Project)                                                                  NR/AA-       3,024,000
   800,000     Wisconsin Health & Education Facilities Authority Wheaton Franciscan, 5.90% due 8/15/05
               (Insured: MBIA)                                                                            Aaa/AAA         874,136
 1,045,000     Wisconsin Health & Education Facilities Authority Series 1993, 5.00% due 2/15/99
               (Lacrosse Project; Insured: FSA)                                                           Aaa/AAA       1,057,331
 3,045,000     Wisconsin Health & Education Facilities Authority, 5.75% due 11/15/01 (Insured: FSA)       Aaa/AAA       3,215,246
Wyoming           (0.26%)
 1,350,505     Evanston Industrial Development Revenue Series 1983, 9.90% due 4/1/04
               (Wybanco Project; LOC: Texas Commerce Bank)                                                A2*/A+*       1,401,122
 1,000,000     Wyoming Student Loan Corporation Revenue, 6.25% due 12/1/99                                  NR/AA       1,038,510


               TOTAL INVESTMENTS (Cost $904,947,865)                                                                 $939,468,721


          *Indicates rating on other debt issued by the same issuer, rather than on the security held by the Fund. These securities are deemed by the Adviser to be comparable with those of issuers having debt ratings in the 4 highest grades by Moody's or S & P. +Credit ratings are unaudited. See notes to financial statements.
